As filed with the Securities and Exchange Commission on February 12, 1999

                                                      1933 Act File No. 33-74668
                                                      1940 Act File No. 811-8326

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 13


                         MFS(R) VARIABLE INSURANCE TRUST
             (Exact name of registrant as specified in its charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |_|  on [date] pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(i)

     |_|  on [date] pursuant to paragraph (a)(i)

     |X|  75 days after filing pursuant to paragraph (a)(ii)

     |_|  on [date] pursuant to paragraph (a)(ii) of rule 485.

     If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

==============================================================================

     MFS[RegTM] VARIABLE INSURANCE TRUST
     M A Y 1 , 1 9 9 9

                                                                     Prospectus

--------------------------------------------------------------------------------
This Prospectus describes each of the 14 series of the MFS Variable Insurance Trust (referred to as the trust):

1. MFS Emerging Growth Series seeks to provide long-term growth of capital (referred to as the Emerging Growth Series);

2. MFS Capital Opportunities Series seeks capital appreciation (referred to as the Capital Opportunities Series);

3. MFS Research Series seeks to provide long-term growth of capital and future income (referred to as the Research Series);

4. MFS Growth With Income Series seeks to provide reasonable current income and long-term growth of capital and income (referred to as the Growth With Income Series);

5. MFS New Discovery Series seeks capital appreciation (referred to as the New Discovery Series);

6. MFS Growth Series seeks to provide long-term growth of capital and future income rather than current income (referred to as the Growth Series);

7. MFS Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series);

8. MFS Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) (referred to as the Utilities Series);

9. MFS High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features (referred to as the High Income Series);

10. MFS Global Governments Series seeks income and capital appreciation (referred to as the Global Governments Series);

11. MFS/Foreign & Colonial Emerging Markets Equity Series seeks capital appreciation (referred to as the Emerging Markets Equity Series);

12. MFS Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital (referred to as the Bond Series);

13. MFS Limited Maturity Series seeks primarily to provide as high a level of current income as is believed to be consistent with prudent investment risk, and secondarily to protect shareholders' capital (referred to as the Limited Maturity Series); and

14. MFS Money Market Series seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity (referred to as the Money Market Series).

The Securities and Exchange Commission has not approved the series' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                                      Page
                               TABLE OF CONTENTS
I     Risk Return Summary ........................................     1
       1. Emerging Growth Series .................................     1
       2. Capital Opportunities Series ...........................     4
       3. Research Series ........................................     8
       4. Growth With Income Series ..............................     11
       5. New Discovery Series ...................................     14
       6. Growth Series ..........................................     16
       7. Total Return Series ....................................     19
       8. Utilities Series .......................................     25
       9. High Income Series .....................................     32
      10. Global Governments Series ..............................     36
      11. Emerging Markets Equity Series .........................     43
      12. Bond Series ............................................     47
      13. Limited Maturity Series ................................     52
      14. Money Market Series ....................................     56
II    Expense Summary ............................................     59
III   Certain Investment Strategies ..............................     61
IV    Management of the Series ...................................     61
V     Description of Shares ......................................     63
VI    Other Information ..........................................     64
VII   Financial Highlights .......................................     67
      Appendix A -- Investment Techniques and Practices ..........    A-1

    The trust offers shares of its 14 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser) and are described below. Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."


     I  RISK RETURN SUMMARY



      1: Emerging Growth Series
      ........................................................................

[ARROW] Investment Objective



     The series' investment objective is long term growth of capital. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

     o early in their life cycle but which have the potential to become major enterprises, or

     o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the fund's portfolio manager and MFS' large group of equity research analysts.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

          -    have limited product lines, markets and financial resources

          -    are dependent on management by one or a few key individuals

          - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.


[ARROW] Portfolio Manager

     John W. Ballen, President of MFS, has been employed by the Adviser as a portfolio manager since 1984. Mr. Ballen has been the series' portfolio manager since its inception. Toni Y. Shimura, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Ms. Shimura became portfolio manager of the series on November 30, 1995. Stephen Pesek, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1994 and has been a portfolio manager of the series since January 15, 1999. From 1987 to 1994, Mr. Pesek worked at Fidelity Investments as an analyst.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.

Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          17.02%    21.90%    34.16%



     During the period shown in the bar chart, the highest quarterly return was 27.04% (for the calendar quarter ended 12/31/98) and the lowest quarterly return was (13.11)% (for the calendar quarter ended 9/30/98).



Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                                     1 Year           Life
     MFS Emerging Growth Series                        34.16%          +26.55%
     Russell 2000 Total Return Index**                 -2.55%          +12.03%
     Standard & Poor's 500 Composite Index**          +28.58%          +28.16%



     -------------
    * For the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 1998.
    ** Source: CDA/Wiesenberger. "Life" refers to the period from August 1, 1995, through December 31, 1998.

     2: Capital Opportunities Series
     .......................................................................

[ARROW] Investment Objective



     The series' investment objective is capital appreciation. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospectus and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

          - All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

          - The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.


[ARROW] Portfolio Manager

     John F. Brennan, Jr., a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1985. Mr. Brennan has been the series' portfolio manager since its inception.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1997      1998
          ----      ----
          26.47%    26.80%

          During the period shown in the bar chart, the highest quarterly return was 24.04% (for the calendar quarter ended 12/31/98) and the lowest quarterly return was (13.91)% (for the calendar quarter ended 9/30/98).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                                        1 Year          Life*
     MFS Capital Opportunities Series                     26.80%          26.33%
     Standard & Poor's 500 Composite Index **++           28.58%          28.16%



     -------------
    * For the period from the commencement of the fund's investment operations on August 4, 1996, through December 31, 1998.
    ++    Source: CDA/Wiesenberger.
    ** The Standard & Poor's 500 Composite Index is a market capitalization weighted price index composed of 500 widely held common stocks.

      3: Research Series
      ........................................................................

[ARROW] Investment Objective

     The series' investment objective is long-term growth of capital and future income. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter markets.

     A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.

     The series may invest in foreign equity securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


[ARROW] Portfolio Manager

     The series is currently managed by a committee comprised of various equity research analysts employed by the Adviser. The committee has managed the series since its inception.

[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          22.33%    20.26%    23.39%





          During the period shown in the bar chart, the highest quarterly return was 21.65% (for the calendar quarter ended 12/31/98) and the lowest quarterly return was (14.66)% (for the calendar quarter ended 9/30/98).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                                     1 Year            Life*
     MFS Research Series                               +23.39%          +22.52%
     Standard & Poor's 500 Composite Index**           +28.58%          +28.16%



     -------------
     * For the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 1998.
     ** Source: CDA/Wiesenberger. "Life" refers to the period from August 1, 1995, through December 31, 1998.

      4: Growth With Income Series
      .........................................................................

[ARROW] Investment Objective



     The series' investment objective is to provide reasonable current income and long-term growth of capital and income. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.


     o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


[ARROW] Portfolio Manager

     John D. Laupheimer, a Senior Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1981. Mr. Laupheimer has been the series' portfolio manager since its inception. Mitchell D. Dynan, a Senior Vice President of the Adviser, has been employed as a portfolio manager since 1986. Mr. Dynan has been the series' portfolio manager since May 1, 1999.

[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          24.46%    29.78%    22.32%



          During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended 12/31/98) and the lowest quarterly return was (10.95)% (for the calendar quarter ended 9/30/98).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                                        1 Year          Life*
     MFS Growth With Income Series                       22.32%        25.98%
     Standard & Poor's 500 Composite Index **++          28.58%        28.16%



     -------------
    * For the period from the commencement of the series' investment operations on October 9, 1995 through December 31, 1998.
    ++    Source: CDA/Wiesenberger.
    ** The Standard & Poor's 500 Composite Index is a market capitalization weighted price index composed of 500 widely held common stocks.

     5: New Discovery Series

     ........................................................................ .

[ARROW] Investment Objective



     The series' investment objective is capital appreciation. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

     o early in their life cycle but which have the potential to become major enterprises, or

     o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     While emerging growth companies may be of any size, the series will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.


[ARROW]      Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Emerging Growth Companies Risk: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

          -    have limited product lines, markets and financial resources

          -    are dependent on management by one or a few key individuals

          - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     o Small Cap Companies Risk: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.


[ARROW] Portfolio Manager



     Brian E. Stack, a Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1993. Mr. Stack has been the series' portfolio manager since its inception.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1998.

     6: Growth Series
     ..........................................................................

[ARROW] Investment Objective

     The series' investment objective is to provide long-term growth of capital and future income rather than current income. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

     In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

     o    a strong franchise, strong cash flows and a recurring revenue stream

     o    a strong industry position, where there is

          -    potential for high profit margins

          -    substantial barriers to new entry in the industry

     o    a strong management with a clearly defined strategy

     o    new products or services

     The series may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Growth Companies Risk: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

[ARROW] Portfolio Manager

     The series' portfolio manager is Christian A. Felipe, a Senior Vice President of MFS. Mr. Felipe has been the portfolio manager of the series since the series' inception and has been employed as a portfolio manager by MFS since 1986.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1998.

     7: Total Return Series
     ..........................................................................

[ARROW] Investment Objectives



     The series' investment objective is primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. The series' objectives may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objectives

     The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

     o at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

     o at least 25% of its net assets in non-convertible fixed income securities.

     The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

     Equity Investments. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

     o they are viewed by MFS as being temporarily out of favor in the market due to

          -    a decline in the market,

          -    poor economic conditions,

          - developments that have affected or may affect the issuer of the securities or the issuer's industry, or

     o    the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     o    a fixed income stream, and

     o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

     Fixed Income Investments. The series invests in securities which pay a fixed interest rate, which include:

     o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities,

     o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

     o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Allocation Risk: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Undervalued Securities Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     o    Mortgage and Asset-Backed Securities:

          -    Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                    + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                    + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.


[ARROW] Portfolio Manager

     David M. Calabro, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1992. Mr. Calabro is the head of the series' portfolio management team and a manager of the common stock portion of the series' portfolio. Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Mr. Kurinsky is the manager of the series' fixed income securities.

     Constantinos G. Mokas, a Vice President of MFS, has been a portfolio manager of the series since April 1, 1998, and has been employed by the Adviser as a portfolio manager since 1990. Mr. Mokas is the manager of the series' convertible securities. Lisa B. Nurme, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Ms. Nurme is a manager of the common stock portion of the series' portfolio. Maura A. Shaughnessy, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1991. Ms. Shaughnessy is a manager of the common stock portion of the series' portfolio. Each of these individuals became a portfolio manager of the series on July 19, 1995. Kenneth J. Enright, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1986 and has been a portfolio manager of the series since January 15, 1999. Mr. Enright is a manager of the common stock portion of the series' portfolio.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          14.37%    21.30%    12.33%



          During the period shown in the bar chart, the highest quarterly return was 27.77% (for the calendar quarter ended March 31, 1998) and the lowest quarterly return was 7.05% (for the calendar quarter ended September 30, 1998).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                     1 Year           Life
     MFS Total Return Series       12.33%          18.73%
     [Index]

     8: Utilities Series
     ........................................................................
[ARROW] Investment Objective



     The series' investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in equity and debt securities of domestic and foreign companies in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

     o companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     o companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

     Equity Investments. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:

     o    the current regulatory environment;

     o    the strength of the company's management team; and

     o the company's growth prospects and valuation relative to its long-term potential.

     Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     o    a fixed income stream, and

     o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     Fixed Income Investments. The series invests in securities which pay a fixed interest rate. These securities include:

     o corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds;

     o mortgage-backed securities and asset-backed securities, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series; and

     o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     Foreign Securities. The series invests in foreign securities such as:

     o    equity securities of foreign companies in the utilities industry,

     o fixed income securities of foreign companies in the utilities industry, and

     o    fixed income securities issued by foreign governments.

     The series may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


     Other Considerations.

     The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in one or a few issuers.

[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Concentration: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

          -    risks of increases in fuel and other operating costs;

          - restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

          -    coping with the general effects of energy conservation;

          - technological innovations which may render existing plants, equipment or products obsolete;

          -    the potential impact of natural or man-made disasters;

          - difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

          -    the high cost of obtaining financing during periods of inflation;

          - difficulties of the capital markets in absorbing utility debt and equity securities; and

          -    increased competition.

     Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio.

     o Regulation: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks.

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     o Maturity Risk: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o    Mortgage-Backed and Asset-Backed Securities Risk

          -    Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                    + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                    + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

               - Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

          o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

          o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.


[ARROW] Portfolio Manager

     Maura A. Shaughnessy, a Senior Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1991. Ms. Shaughnessy has been the series' portfolio manager since its inception.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          18.51%    31.70%    18.06%

          During the period shown in the bar chart, the highest quarterly return was 12.01% (for the calendar quarter ended 12/31/96) and the lowest quarterly return was 3.79% (for the calendar quarter ended 9/30/98).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                               1 Year          Life*
     MFS Utilities Series                    18.06%          25.40%
     Standard & Poor's Utility Index++



     -------------
    * For the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 1998.
    +     Source: Lipper Analytical Services, Inc.
    ++    Source: CDA/Wiesenberger.

    9: High Income Series
    ...........................................................................

[ARROW] Investment Objective



     The series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

     While the series focuses its investments on bonds issued by corporations or similar entitles, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented series (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Allocation Risk: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     o    Junk Bond Risk:

          - Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


[ARROW] Portfolio Manager



     Bernard Scozzafava, a Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1989. Mr. Scozzafava has been the series' portfolio manager since its inception.

[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1995       1996      1997      1998
          ----       ----      ----      ----
          5.25%      11.80%    13.62%    (0.18)%



          During the period shown in the bar chart, the highest quarterly return was 5.57% (for the calendar quarter ended September 30, 1996) and the lowest quarterly return was (7.28)% (for the calendar quarter ended September 30, 1998).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                             1 Year             Life
    MFS High Income Series ..........           (0.18)%           8.77%
    [Index]


     10: Global Governments Series
     .........................................................................

[ARROW] Investment Objective

     The series' investment objective is to provide income and capital appreciation. The series' objective may be modified without shareholder approval. Prior to May 1, 1999, the series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.


[ARROW] How the Series Intends to Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in:

     o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities), and

     o foreign government securities, which are bonds or other debt obligations issued by foreign governments, including emerging market governments; these foreign government securities are either:

          - issued, guaranteed or supported as to payment of principal and interest by foreign governments, foreign government agencies, foreign semi-governmental entities, or supra-national entities,

          - interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities, or

          - Brady Bonds, which are long-term bonds issued as part of a restructuring of commercial loans to emerging market countries.

     The series may also invest in:

     o corporate bonds, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities; the series may invest in:

          - investment grade bonds, which are bonds assigned higher credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to higher rated bonds,

          - lower rated bonds, commonly known as junk bonds, which are bonds assigned lower credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds, and

          - crossover bonds, which are junk bonds that MFS expects will appreciate in value due to an anticipated upgrade in the issuer's credit rating (thereby crossing over into investment grade bonds), and

     o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented series (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     The series may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange and similar contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

     o    futures and forward contracts,

     o options on futures contracts, foreign currencies, securities and bond indices,

     o    structured notes and indexed securities, and

     o    swaps, caps, collars and floors.

     The series is a non-diversified mutual series. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purposes of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

          - All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

          - The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     o    Junk Bond Risk:

          - Higher Credit Risk: Junk bonds (including crossover bonds) are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o    Mortgage and Asset-Backed Securities:

          -    Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                    + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                    + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     o    Derivatives Risk:

          - Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

          - Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

          - Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

          - Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

          - Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

     o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

     o Concentration Risk: Because the series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries, economic, political and social conditions in these countries will have a significant impact on its investment performance.


[ARROW] Portfolio Manager

     James T. Swanson is the portfolio manager of the series. Mr. Swanson, a Senior Vice President of the Adviser, has been employed as a portfolio manager with the Adviser since 1985 and has been the series' portfolio manager since August 1, 1998.


[ARROW] Bar Chart and Performance Table

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.


     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

1995      1996      1997      1998
----      ----      ----      ----
14.38%    4.03%     (1.13)%   7.90%

          During the period shown in the bar chart, the highest quarterly return was 8.35% (for the calendar quarter ended 3/31/95) and the lowest quarterly return was (3.21)% (for the calendar quarter ended 3/31/97).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                           1 Year          Life
     MFS Global Governments Series        7.90%          5.57%
     [Index]

     11: Emerging Markets Equity Series
     ........................................................................

[ARROW] Investment Objective

     The series' investment objective is capital appreciation. The series' objective may be modified without shareholder approval.


[ARROW] How The Series Intends To Achieve Its Objective

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging market issuers. Emerging market issuers are issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined to have an emerging market economy, taking into account a number of factors, including whether the country has a low-to-middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. These countries include those located in Latin America, Asia, Africa, the Middle East and the developing counties of Europe, primarily Eastern Europe. While the series may invest up to 50% of its assets in issuers located in a single country, the series generally expects to have no more than 25% of its assets invested in issuers located in any one country. The series' investments may include securities traded in the over-the-counter markets.

     The series may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

          - All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

          - The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.


[ARROW] Portfolio Manager

     Dr. Arnab Kumar Banerji, Chief Investment Officer of Foreign & Colonial Emerging Markets Limited (referred to as FCEM), has been employed by FCEM as a portfolio manager since 1993. Jeffrey Chowdhry, a Director of FCEM, has been employed by FCEM as a portfolio manager since 1994. FCEM serves as sub-adviser to MFS in managing the series. Messrs. Banerji and Chowdhry have been the series' portfolio managers since its inception.



[ARROW] Bar Chart and Performance Table


     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[representation of graph data]

           1998
           ----
           (33.37)%




          During the period shown in the bar chart, the highest quarterly return was 5.67% (for the calendar quarter ended March 31, 1998) and the lowest quarterly return was (27.48)% (for the calendar quarter ended September 30, 1998).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                             1 Year              Life
     Emerging Markets Equity Series       (33.37)%           (34.51)%
     [Index]

     12: Bond Series
     ..........................................................................


[ARROW] Investment Objectives

     The series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. The series' objectives may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objectives

     The series invests, under normal market conditions, at least 65% of its total assets in the following fixed income securities:

     o corporate bonds, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities.

     o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities), and

     o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

     While the series may purchase corporate bonds which have been assigned lower credit ratings by credit rating agencies (commonly known as junk bonds), it focuses on investment grade bonds. These bonds are rated in the higher rating categories by credit rating agencies or are unrated and considered by MFS to be comparable in quality.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented series (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

     o    futures and forward contracts,

     o options on futures contracts, foreign currencies, securities and bond indices,

     o    structured notes and indexed securities, and

     o    swaps, caps, collars and floors.

[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, or could lose value overweighting markets where there are significant declines.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     o    Lower Rated Bonds Risk:

          - Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o    Mortgage-Backed and Asset-Backed Securities Risk

          -    Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                    + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                    + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     o    Derivatives Risk:

          - Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substan-tially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

          - Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

          - Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

          - Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

          - Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.


[ARROW] Portfolio Manager

     Geoffrey L. Kurinsky, a Senior Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1987. Mr. Kurinsky has been the series' portfolio manager since its inception.

[ARROW] Bar Chart and Performance Table



     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          2.09%     10.14%    6.79%



          During the period shown in the bar chart, the highest quarterly return was 3.96% (for the calendar quarter ended September 30, 1997) and the lowest quarterly return was (2.65)% (for the calendar quarter ended January 31, 1996).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


    Average Annual Total Returns as of December 31, 1998
     .........................................................................



                             1 Year          Life
  MFS Bond Series           6.79%          6.90%
  [Index]

     13: Limited Maturity Series
     ........................................................................ .

[ARROW] Investment Objectives



     The series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent investment risk. Its secondary objective is to protect shareholders' capital. The series' objectives may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objectives

     The series invests, under normal market conditions, at least 65% of its total assets in fixed income securities with "limited" maturities (generally securities with remaining maturities of 5 years or less). These securities may include:

     o corporate bonds, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or similar entities,

     o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables, and

     o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities).

     Fixed income securities with limited maturities may include:

     o    securities with remaining maturities of 5 years or less,

     o securities with estimated remaining average lives of 5 years or less, and

     o securities with a "duration" of 5 years or less (the series determines the duration of a fixed income security by taking the present value of all its future principal and interest payments and calculating the dollar-weighted average time until those payments will be received).

     The series only purchases investment grade bonds, which are bonds rated in the higher rating categories by credit rating agencies or are unrated and considered by MFS to be comparable in quality. The series' investments in securities of foreign issuers are U.S. dollar denominated.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented series (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Maturity Risk: Fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o Foreign Markets Risk: Investing in securities of foreign issuers involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

     o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     o    Mortgage and Asset-Backed Securities:

          -    Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                    + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                    + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

[ARROW] Portfolio Manager

     James J. Calmas, a Vice President of the Adviser, has been the Series' portfolio manager since January 1, 1998, and has been employed by the Adviser as a portfolio manager since 1988.



[ARROW] Bar Chart and Performance Table



     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

          1996      1997      1998
          ----      ----      ----
          5.95%     5.75%     5.42%




          During the period shown in the bar chart, the highest quarterly return was 2.33% (for the calendar quarter ended September 30, 1998) and the lowest quarterly return was 0.21% (for the calendar quarter ended December 31, 1998).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                         1 Year          Life
     MFS Limited Maturity Series            5.42%          5.95%
     [Index]

     14: Money Market Series
     ........................................................................ .

[ARROW] Investment Objective

     The series' investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The series' objective may be modified without shareholder approval.


[ARROW] How the Series Intends to Achieve Its Objective

     The series is a money market fund, meaning it tries to maintain a share price of $1.00 while paying income to its shareholders. The series invests in money market instruments, which are short-term notes or other debt securities issued by banks or other corporations, or the U.S. government or other governmental entities. Under normal market conditions, the series invests at least 80% of its total assets in the following money market investments:

     o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities

     o    Repurchase agreements collateralized by U.S. government securities

     o Certificates of deposit, bankers' acceptances and other bank obligations, provided that the bank obligations are insured by the Federal Deposit Insurance Corporation or the issuing bank has capital, surplus, and undivided profits in excess of $100 million

     o Commercial paper which is rated within the highest credit rating by one or more rating agencies or which is unrated and considered by MFS to be of comparable quality

     o Short-term corporate obligations which are rated within the two highest credit ratings by one or more rating agencies

     The series may invest up to 20% of its total assets in short-term notes or other debt securities not specifically described in the list above that are of comparable high quality and liquidity. These securities may include U.S. dollar-denominated securities of foreign issuers, including foreign companies, foreign governments and sovereign entities (such as government agencies), foreign banks and U.S. branches of foreign banks. These securities will be rated in the two highest credit ratings by rating agencies or unrated and considered by MFS to be of comparable quality.

     A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases. Money market instruments purchased by the series have maturities of 13 months or less, and the average remaining maturity of the securities cannot be greater than 90 days.

[ARROW] Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. Please note that there are many circumstances which could prevent the series from achieving its objective, that are not described here.

     o Money Market Instruments Risk: Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Although the series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the series.

     o Foreign Markets Risk: Although the series' investments in foreign issuers involve relatively low credit risk, an investment in the series may involve a greater degree of risk than an investment in a series that invests only in debt obligations of U.S. domestic issuers. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

[ARROW] Bar Chart and Performance Table



     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future.



     Bar Chart

     The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[tabular representation of graph data]

1995      1996      1997      1998
----      ----      ----      ----
4.37%     4.55%     4.91%     4.91%




          During the period shown in the bar chart, the highest quarterly return was 1.25% (for the calendar quarter ended December 31, 1997) and the lowest quarterly return was 1.02% (for the calendar quarter ended June 30, 1995).



     Performance Table

     This table shows how the average annual total returns of the series' shares compares to various market indicators and assumes the reinvestment of distributions.


     Average Annual Total Returns as of December 31, 1998
     .........................................................................



                                     1 Year          Life
     MFS Money Market Series            4.91%          4.69%

     II EXPENSE SUMMARY


[ARROW] Expense Table



     This table describes the expense that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.


     Annual Series Operating Expenses (expenses that are deducted from a series' assets):



                                                                                            Growth
                                                     Emerging      Capital                   With         New
                                                      Growth    Opportunities   Research    Income     Discovery
                                                      Series        Series       Series     Series      Series
                                                    ---------- --------------- ---------- ---------- ------------
    Management Fee ................................     0.75%        0.75%         0.75%      0.75%       0.90%
    Other Expenses(1) .............................     0.10%        0.36%         0.11%      0.13%       4.32%
                                                        ----        -----          ----       ----       -----
    Total Annual Series Operating Expenses(1) .....     0.85%        1.11%         0.86%      0.88%       5.22%
     Expense Reimbursement(2) .....................       --        (0.11)%          --         --       (4.07)%
                                                                    -----                                -----
     Net Expenses(1) ..............................     0.85%        1.00%         0.86%      0.88%       1.15%




                                                                     Total                  High       Global
                                                       Growth       Return    Utilities    Income    Governments
                                                       Series       Series      Series     Series      Series
                                                    ------------  ---------- ----------- ---------- ------------
    Management Fee ................................      0.75%        0.75%      0.75%       0.75%       0.75%
    Other Expenses(1) .............................      3.28%        0.16%      0.25%       0.21%       0.36%
                                                        -----         ----       ----        ----        ----
    Total Annual Series Operating Expenses(1) .....      4.03%        0.91%      1.00%       0.96%       1.11%
     Expense Reimbursement(2) .....................     (3.03)%         --         --        0.07%       0.10%
                                                        -----                                ----        ----
     Net Expenses(1) ..............................      1.00%        0.91%      1.00%       1.03%       1.01%




                                                       Emerging
                                                       Markets                   Limited        Money
                                                        Equity       Bond       Maturity       Market
                                                        Series      Series       Series        Series
                                                      ---------   ----------   ----------   ------------
    Management Fee ................................      1.25%        0.60%        0.55%         0.50%
    Other Expenses (1) ............................      2.01%        0.63%        2.09%         0.46%
                                                         ----         ----         ----         -----
    Total Annual Series Operating Expenses(1) .....      3.26%        1.23%        2.64%         0.96%
     Expense Reimbursement(2) .....................      1.73%        0.21%        1.61%        (0.34)%
                                                         ----         ----         ----         -----
     Net Expenses(1) ..............................      1.53%        1.02%        1.03%         0.62%



     -------------
    (1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expense of the series.
    (2) MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that each such series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.40% for the Bond Series, 0.45% for the Limited Maturity Series, 0.10% for the Money Market Series, and 0.25% for each remaining series. The pay-
       ments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series' equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2001, in the case of the New Discovery Series and May 1, 2002 in the case of the Growth Series).




[ARROW] Example of Expenses


     These examples are intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.


     The examples assume that:


     o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;


     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and


     o    The series' operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:



                                                           Period
                                        --------------------------------------------
Series                                   1 Year     3 Years     5 Years     10 Years
-------------------------------------   --------   ---------   ---------   ---------
     Emerging Growth Series              $  87       $ 271       $ 471      $ 1,049
     Capital Opportunities Series          102         318         552        1,225
     Research Series                        88         274         477        1,061
     Growth With Income Series              90         281         488        1,084
     New Discovery Series                  117         365         633        1,398
     Growth Series                         102         318          --           --
     Total Return Series                    93         290         504        1,120
     Utilities Series                      102         318         552        1,225
     High Income Series                    105         328         569        1,259
     Global Governments Series             103         322         558        1,236
     Emerging Markets Equity Series        156         483         834        1,824
     Bond Series                           104         325         563        1,248
     Limited Maturity Series                63         199         346          774
     Money Market Series

III  CERTAIN INVESTMENT STRATEGIES



     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective.

     Each series, except for the Money Market Series, may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, which could increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

     Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which a series may engage are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).




IV  MANAGEMENT OF THE SERIES

[ARROW] Investment Adviser


     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $97.9 billion on behalf of approximately $3.7 million investor accounts as of December 31, 1998. As of such date, the MFS organization managed approximately $66.1 billion of net assets in equity fund and equity portfolios. Approximately $4.6 billion of the assets managed by MFS are invested in securities of foreign issuers and foreign denominated securities of U.S. issuers. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides overall investment advisory services and facilities to each series, for which each series pays MFS an annual management fee as set forth in the Expense Summary.

     MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.


[ARROW] Sub-Investment Advisers



     The Adviser has engaged two sub-advisers to manage the Emerging Equities
     Series: Foreign & Colonial Management Limited ("FCM") and Foreign & Colonial Emerging Markets Limited

     ("FCEM"). FCM and FCEM are each companies incorporated under the laws of England and Wales and are located at Exchange House, Primrose Street, London EC2A 2NY, United Kingdom. FCM has a history of money management dating from 1868 and the establishment of the world's oldest closed-end fund, Foreign & Colonial Investment Trust PLC. For its services, the Adviser pays FCM a management fee in an amount equal to 0.65% annually of the average daily net asset value of the series' assets managed by FCM.

     FCEM manages emerging market investments for FCM. FCEM serves as the investment adviser to public closed-end and open-end series and segregated accounts specializing in emerging markets. For its service, FCM pays FCEM a management fee in an amount equal to 0.65% annually of the average daily net asset value of the series' assets managed by FCEM.



[ARROW] Administrator


     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.



[ARROW] Distributor


     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.



[ARROW] Shareholder Servicing Agent


     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

  V  DESCRIPTION OF SHARES


     The trust offers shares of each of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contractholders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

 VI  OTHER INFORMATION



[ARROW] Pricing of Series' Shares



     The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). To determine net asset value, each series, except for the Money Market Series, values its assets at current market values, or at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the series if current market values are unavailable. Fair value pricing may be used by a series when current market values are unavailable or when an event occurs after the close of the exchange on which the series' portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a series may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Series values its assets using the amortized cost method.

     Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.



[ARROW] Distributions


     Each series (except the Money Market Series) intends to pay substantially all of its net income (including net short-term capital gain) to shareholders as dividends at least annually. Any realized net capital gains are also distributed at least annually.

     All of the Money Market Series' net investment income for any calendar year is declared as dividends daily and paid to its shareholders as dividends on a monthly basis. Generally, those dividends are distributed on the last business day of each month in the form of additional shares of the Money Market Series at the rate of one share (and fraction thereof) for each dollar (and fraction thereof) of dividend income or, at the election of the shareholder, in cash. Shares purchased become entitled to dividends declared as of the first day following the date of investment.


[ARROW] Tax Considerations



     Each series of the trust is treated as a separate entity for federal income tax purposes. As long as a series qualifies for treatment as a regulated investment company (which it has in the past and intends to do so in the future), it pays no federal income tax on the earnings it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to insurance contracts.

     Shares of the series are offered to insurance company separate accounts and qualified pension and retirement plan sponsors. Consult with the insurance company which issued your contract or your plan sponsor or financial advisor to understand the federal tax treatment of your investment.


[ARROW] Right to Reject Purchase and Exchange Orders

     Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed.


[ARROW] Market Timing Policies

     The series are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The series define a "market timer" as an individual, or organization acting on behalf of one or more individuals, if the individual or organization makes during the calendar year six or more exchange requests among the series.

     Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

     The series may impose specific limitations on market timers, including:

     o delaying for up to seven days the purchase side of an exchange request by market timers;

     o rejecting or otherwise restricting purchase or exchange requests by market timers; and

     o    permitting exchanges by market timers only into certain series.


[ARROW] In-kind distributions

     The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The series do not expect to make in-kind distributions.


[ARROW] Unique Nature of Series



     MFS may serve as the investment adviser to other funds which have similar investment goals and principal investment policies and risks to the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.



[ARROW] Year 2000 Issues


     The series could be adversely affected if the computer systems used by MFS, the series' other service providers or the companies in which the series invests do not properly process date-related information from and after January 1, 2000 (the "Year 2000 Issue"). MFS recognizes the importance of the Year 2000 Issue and, to address Year 2000 compliance, created a Year 2000 Program Management Office in 1996, which is separately funded, has a specialized staff and reports directly to MFS senior management. The Office, with the help of external consultants, is responsible for ascertaining that all internal systems, data feeds and third party applications are Year 2000 compliant. While MFS is confident that all MFS systems will be Year 2000 compliant before the turn of the century, there are significant systems interdependencies in the domestic and foreign markets for securities, the business environments in which companies held by the series operate and in MFS' own business environment. MFS has been actively working with the series' other service providers to identify and respond to potential problems in an effort to ensure Year 2000 compliance or develop contingency plans. Year 2000 compliance is also one of the factors considered by MFS in its ongoing assessment of companies in which the series invests. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the series.


[ARROW] Potential Conflicts

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

VII  FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the series' financial performance for the past 5 years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

    1. Emerging Growth Series
     .........................................................................



                                                                                                Period Ended
                                                                Year Ended December 31,          December 31,
                                                             1998          1997         1996        1995*
    ----------------------------------------------------------------------------------------------------------

    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............    $ 16.13       $ 13.24       $ 11.41      $10.00
                                                           -------       -------       -------      ------
    Income from investment operations# --
      Net investment income (loss)[sec] ...............    $ (0.05)      $ (0.06)      $ (0.01)     $ 0.01
      Net realized and unrealized gain on
       investments and foreign currency
       transactions ...................................       5.55          2.95          1.95        1.74
                                                           -------       -------       -------      ------
         Total from investment operations .............    $  5.50       $  2.89       $  1.94      $ 1.75
                                                           -------       -------       -------      ------
    Less distributions declared to shareholders --
      From net investment income ......................    $    --       $    --       $    --      $(0.01)
      From net realized gain on investments and
       foreign currency transactions ..................      (0.05)           --         (0.06)      (0.26)
      In excess of net realized gain on
       investments and foreign currency
       transactions ...................................      (0.11)           --         (0.05)         --
      From paid-in capital ............................         --            --            --       (0.07)
                                                           -------       -------       -------      ------
         Total distributions declared to
           shareholders ...............................    $ (0.16)      $    --       $ (0.11)     $(0.34)
                                                           -------       -------       -------      ------
    Net asset value -- end of period ..................    $ 21.47       $ 16.13       $ 13.24      $11.41
                                                           -------       -------       -------      ------
    Total return ......................................      34.16%        21.90%        17.02%      17.41%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................       0.85%         0.90%         1.00%       1.00%+
      Net investment income (loss) ....................      (0.29)%       (0.38)%       (0.08)%      0.10%+
    Portfolio turnover ................................         71%          112%           96%         73%
    Net assets at end of period (000 omitted) .........    $908,987      $384,480      $104,956     $3,869



-------------
* For the period from the commencement of the Series' investment operations, July 24, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the Series, the expenses of the Series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:




       Net investment loss .........  --     $ (0.05)    $ (0.03)    $  (0.18)
       Ratios (to average net assets):
         Expenses## ................. --        0.87%       1.16%        2.91%+
         Net investment loss ........ --       (0.35)%     (0.23)%      (1.78)%+

    2. Capital Opportunities Series
     .........................................................................



                                                               Year Ended December 31,
                                                            1998        1997         1996
    -----------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............   $ 11.68     $ 10.66     $  10.00
                                                          -------     -------     --------
    Income from investment operations# --
      Net investment income[sec] ......................   $  0.03     $  0.12     $   0.07
      Net realized and unrealized gain on
       investments and foreign currency
       transactions ...................................      3.11        2.66         0.88
                                                          -------     -------     --------
         Total from investment operations .............   $  3.14     $  2.78     $   0.95
                                                          -------     -------     --------
    Less distributions declared to shareholders --
      From net investment income ......................  $  (0.02)   $  (0.09)    $  (0.03)
      From net realized gain on investments and
       foreign currency transactions ..................     (0.01)      (1.54)       (0.21)
      In excess of net realized gain on
       investments and foreign currency
       transactions ...................................        --          --        (0.01)
      From capital ....................................        --       (0.13)       (0.04)
                                                         --------    --------     --------
         Total distributions declared to
           shareholders ...............................  $  (0.03)   $  (1.76)    $  (0.29)
                                                         --------    --------     --------
    Net asset value -- end of period ..................  $  14.79     $ 11.68      $ 10.66
                                                         --------    --------     --------
    Total return ......................................     26.80%      26.47%        8.78%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................      1.02%       1.02%        1.02%+
      Net investment income ...........................      0.21%       0.91%        1.72%+
    Portfolio turnover ................................       144%        270%          44%
    Net assets at end of period (000 omitted) .........  $ 23,908    $  5,660     $  1,351



-------------
* For the period from the commencement of the Series' investment operations, August 14, 1996, through December 31, 1996.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the Series, the investment adviser agreed to maintain the expenses of the Series exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:




      Net investment income (loss) .........  $ 0.02      $(0.02)    $(0.04)
      Ratios (to average net assets):
        Expenses## .........................    1.11%       2.08%      3.83%+
        Net investment loss ................    0.12%      (0.18)%    (0.11)%+

    3. Research Series
     .........................................................................



                                                                                           Period Ended
                                                            Year Ended December 31,        December 31,
                                                          1998        1997        1996        1995*
    ---------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............  $ 15.80     $ 13.13      $ 10.89     $10.00
                                                         -------     -------      -------     ------
    Income from investment operations# --
      Net investment income[sec] ......................  $  0.06     $  0.05      $  0.06     $ 0.05
      Net realized and unrealized gain on
       investments and foreign currency
       transactions ...................................     3.59        2.62        2.37        1.01
                                                         -------     -------      -------     ------
         Total from investment operations .............  $  3.65     $  2.67      $  2.43     $ 1.06
                                                         -------     -------      -------     ------
    Less distributions declared to shareholders --
      From net investment income ......................  $ (0.03)   $     --    $  (0.02)     $(0.03)
      From net realized gain on investments and
       foreign currency transactions ..................    (0.37)         --       (0.16)      (0.14)
      In excess of net realized gain on
       investments and foreign currency
       transactions ...................................       --          --       (0.01)         --
                                                         --------    --------    --------     ------
         Total distributions declared to
           shareholders ...............................  $ (0.40)   $     --    $  (0.19)     $(0.17)
                                                         --------    --------    --------     ------
    Net asset value -- end of period ..................  $ 19.05     $ 15.80     $ 13.13      $10.89
                                                         --------    --------    --------     ------
    Total return ......................................    23.39%      20.26%      22.33%      10.62%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................     0.86%       0.92%       1.01%       1.02%+
      Net investment income ...........................     0.33%       0.34%       0.47%       1.15%+
    Portfolio turnover ................................       83%         99%         56%         28%
    Net assets at end of period (000 omitted) ......... $567,778    $285,845    $ 35,710      $2,530



-------------
* For the period from the commencement of the Series' investment operations, July 26, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Prior to January 1, 1998, subject to reimbursement by the Series, the investment adviser agreed to maintain expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment income (loss) per share and the ratios would have been:




       Net investment income (loss) ........... --    $0.06   $   --  $(0.08)
       Ratios (to average net assets):
         Expenses## ........................... --     0.88%    1.48%   3.90%+
         Net investment income (loss) ......... --     0.38%      --   (1.73)%+

     4. Growth With Income Series
     .........................................................................



                                                                                          Period Ended
                                                           Year Ended December 31,        December 31,
                                                         1998        1997        1996        1995*
    ---------------------------------------------------------------------------------------------------

    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............  $ 16.44      $ 12.98     $ 10.61     $10.00
                                                         -------      -------     -------     ------
    Income from investment operations# --
      Net investment income[sec] ......................  $  0.13      $  0.16     $  0.18     $ 0.05
      Net realized and unrealized gain on
       investments and foreign currency
       transactions ...................................     3.54         3.70        2.42        0.61
                                                         -------      -------     -------     ------
         Total from investment operations .............  $  3.67      $  3.86     $  2.60     $ 0.66
                                                         -------      -------     -------     ------
    Less distributions declared to shareholders --
      From net investment income ......................  $     --     $ (0.07)    $ (0.09)    $(0.05)
      From net realized gain on investments and
       foreign currency transactions ..................        --       (0.29)      (0.13)        --
      In excess of net realized gain on
       investments and foreign currency
       transactions ...................................        --       (0.04)      (0.01)        --
                                                         --------     -------     -------     ------
         Total distributions declared to
           shareholders ...............................  $     --     $ (0.40)    $ (0.23)    $(0.05)
                                                         --------     -------     -------     ------
    Net asset value -- end of period ..................  $ 20.11      $ 16.44     $ 12.98     $10.61
                                                         --------     -------     -------     ------
    Total return ......................................    22.32%       29.78%      24.46%      6.64%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................     0.94%        1.00%       1.01%      1.00%+
      Net investment income ...........................     0.73%        0.93%       1.52%      2.20%+
    Portfolio turnover ................................       57%          42%         41%         2%
    Net assets at end of period (000 omitted) ......... $244,310      $58,045    $  9,174     $  365



-------------
* For the period from the commencement of the Series' investment operations, October 9, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian. The Series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the Series, the investment adviser voluntarily agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and ratios would have been:




       Net investment income (loss) ...........  $ 0.14     $(0.13)    $(0.05)    $(0.41)
       Ratios (to average net assets):
         Expenses## ...........................    0.88%      1.10%      2.07%     21.44%+
         Net investment income (loss) .........    0.79%      0.82%      0.46%    (18.24)%+

    5. New Discovery Series
     .........................................................................



                                                                  Period Ended
                                                                  December 31,
                                                                     1998*
    --------------------------------------------------------------------------
    Per share data (for a share outstanding throughout the period):
    Net asset value -- beginning of period ........................   $10.00
                                                                      ------
    Income from investment operations# --
      Net investment loss[sec] ....................................   $(0.04)
      Net realized and unrealized gain on investments and foreign
       currency transactions ......................................     0.26
                                                                      ------
         Total from investment operations .........................   $ 0.22
                                                                      ------
    Net asset value -- end of period ..............................   $10.22
                                                                      ------
    Total return ..................................................     2.20%++
    Ratios (to average net assets)/Supplemental data[sec]:
      Expenses## ..................................................     1.17%
      Net investment loss .........................................    (0.74)%+
    Portfolio turnover ............................................      130%
    Net assets at end of period (000 omitted) .....................   $1,138



-------------
* For the period from the commencement of the Series' investment operations, May 1, 1998, through December 31, 1998.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Subject to reimbursement by the Series, the investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:




      Net investment loss ....................................     $  (0.28)
      Ratios (to average net assets):
        Expenses## ...........................................         5.22%+
        Net investment loss ..................................        (4.79)%+

    6. Total Return Series
     .........................................................................



                                                                                          Period Ended
                                                           Year Ended December 31,        December 31,
                                                         1998        1997        1996        1995*
    -----------------------------------------------------------------------------------------------------

    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............ $  16.63     $ 13.71    $ 12.25     $10.00
                                                         -------      -------    -------     ------
    Income from investment operations# --
      Net investment income[sec] ...................... $   0.53     $  0.52    $  0.46     $ 0.41
      Net realized and unrealized gain on
       investments and foreign currency
       transactions ...................................     1.49        2.40       1.30        2.32
                                                         -------      -------    -------     ------
         Total from investment operations ............. $   2.02     $  2.92    $  1.76     $ 2.73
                                                         -------      -------    -------     ------
    Less distributions declared to shareholders --
      From net investment income ...................... $  (0.24)    $    --    $ (0.21)    $(0.25)
      From net realized gain on investments and
       foreign currency transactions ..................    (0.29)         --      (0.09)     (0.23)
                                                         --------     -------    -------     ------
         Total distributions declared to
           shareholders ............................... $  (0.53)    $    --    $ (0.30)    $(0.48)
                                                         --------     -------    -------     ------
    Net asset value -- end of period .................. $  18.12     $ 16.63    $ 13.71     $ 12.25
                                                         --------     -------    -------     ------
    Total return ......................................    12.33%      21.30%     14.37%     27.34%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................     1.00%       1.00%      1.00%      1.00%+
      Net investment income ...........................     3.05%       3.25%      3.59%      3.83%+
    Portfolio turnover ................................      100%         93%        76%        16%
    Net assets at end of period (000 omitted) ......... $171,182     $75,612    $19,250     $2,797



-------------
* For the period from the commencement of the Series' investment operations, January 3, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the Series, the investment adviser voluntarily agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:




       Net investment income ...........  $ 0.54     $ 0.52     $ 0.32      $ 0.22
       Ratios (to average net assets):
         Expenses## ....................    0.91%      1.02%      2.10%      2.49%+
         Net investment income .........    3.14%      3.23%      2.49%      2.09%+

    7. Utilities Series
     .........................................................................



                                                                                           Period Ended
                                                            Year Ended December 31,        December 31,
                                                          1998        1997         1996        1995*
    -------------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............   $ 17.99     $ 13.66     $12.57     $10.00
                                                          -------     -------      -----     ------
    Income from investment operations# --
      Net investment income[sec] ......................   $  0.46     $  0.44     $ 0.55     $ 0.39
      Net realized and unrealized gain on
       investments and foreign currency
       transactions ...................................      2.68        3.89       1.78        3.00
                                                          -------     -------      -----     ------
         Total from investment operations .............   $  3.14     $  4.33     $ 2.33     $ 3.39
                                                          -------     -------      -----     ------
    Less distributions declared to shareholders --
      From net investment income ......................   $ (0.24)    $    --     $(0.35)    $(0.24)
      From net realized gain on investments and
       foreign currency transactions ..................     (1.07)         --      (0.88)     (0.58)
      In excess of net realized gain on
       investments and foreign currency
       transactions ...................................        --          --      (0.01)        --
                                                          -------     -------     ------     ------
         Total distributions declared to
           shareholders ...............................   $  (1.31)   $    --     $(1.24)    $(0.82)
                                                          -------     -------     ------     ------
    Net asset value -- end of period ..................   $  19.82    $ 17.99     $13.66     $12.57
                                                          -------     -------     ------     ------
    Total return ......................................     18.06%      31.70%     18.51%     33.94%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................      1.01%       1.00%      1.00%      1.00%+
      Net investment income ...........................      2.48%       2.92%      4.19%      3.66%+
    Portfolio turnover ................................       133%         69%       121%        94%
    Net assets at end of period (000 omitted) .........   $81,726     $30,147     $9,572     $2,373



-------------
* For the period from the commencement of the Series' investment operations, January 3, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Subject to reimbursement by the Series, the investment adviser agreed to maintain expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:




       Net investment income ...........  $ 0.47     $ 0.41     $ 0.32      $ 0.17
       Ratios (to average net assets):
         Expenses## ....................    0.98%      1.20%      2.75%      3.08%+
         Net investment income .........    2.51%      2.71%      2.44%      1.62%+

    8. High Income Series
     .........................................................................



                                                                        Year Ended December 31,
                                                              1998           1997        1996         1995*
    --------------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............    $ 12.34        $ 10.87     $ 10.29       $10.00
                                                           -------        -------     -------       ------
    Income from investment operations# --
      Net investment income[sec] ......................    $  1.04        $  0.95     $  0.89       $ 0.34
      Net realized and unrealized gain (loss) on
       investments and foreign currency
       transactions ...................................     ( 1.02)         0.52         0.32         0.18
                                                           -------        -------      ------       ------
         Total from investment operations .............    $  0.02        $  1.47     $  1.21       $ 0.52
                                                           -------        -------      ------       ------
    Less distributions declared to shareholders --
      From net investment income ......................    $ (0.62)       $    --     $ (0.53)      $(0.23)
      From net realized gain on investments and
       foreign currency transactions ..................      (0.21)            --       (0.10)          --
      In excess of net realized gain on
       investments and foreign currency
       transactions ...................................      (0.00)+++         --          --           --
         Total distributions declared to
           shareholders ...............................    $ (0.83)       $    --     $ (0.63)      $(0.23)
                                                           -------        -------     -------       ------
    Net asset value -- end of period ..................    $ 11.53        $ 12.34     $ 10.87       $10.29
                                                           -------        -------     -------       ------
    Total return ......................................      (0.18)%        13.52%      11.80%        5.25%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................       1.03%          1.01%       1.01%        1.03%+
      Net investment income ...........................       8.67%          8.17%       8.18%        8.17%+
    Portfolio turnover ................................        146%           139%        135%          32%
    Net assets at end of period (000 omitted) .........    $42,890        $30,662     $12,994       $1,946



 ------------
* For the period from the commencement of the Series' investment operations, July 26, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
+++    Per share amount was less than $0.01.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Subject to reimbursement by the Series, the investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and ratios would have been:




      Net investment income ...........  $ 1.05     $ 0.93     $ 0.82      $ 0.20
      Ratios (to average net assets):
        Expenses## ....................    0.96%      1.15%      1.62%      4.38%+
        Net investment income .........    8.74%      8.03%      7.57%      4.82%+

    9. Global Governments Series
     .........................................................................



                                                                                                      Period Ended
                                                                  Year Ended December 31,             December 31,
                                                          1998        1997        1996       1995        1994*
    -----------------------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of year ............   $ 10.21     $ 10.58     $ 10.17    $  9.82     $10.00
                                                        -------     -------     -------    -------     ------
    Income from investment operations# --
      Net investment income[sec] ....................   $  0.53     $  0.61     $  0.60    $  0.63     $ 0.17
      Net realized and unrealized gain (loss) on
       investments and foreign currency
       transactions .................................     0.27        (0.73)      (0.19)     0.78       (0.09)
                                                        -------     -------     -------    -------     ------
         Total from investment operations ...........   $  0.80     $ (0.12)    $  0.41    $  1.41     $ 0.08
                                                        -------     -------     -------    -------     ------
    Less distributions declared to shareholders --
      From net investment income ....................   $ (0.13)    $ (0.17)    $    --    $ (0.42)    $(0.17)
      From net realized gain on investments and
       foreign currency transactions ................        --       (0.08)         --         --         --
      In excess of net investment income ............        --          --          --      (0.54)     (0.09)
      In excess of net realized gain on
       investments and foreign currency
       transactions .................................        --          --+++       --         --         --
      From tax return of capital ....................        --          --          --      (0.10)        --
                                                        -------     -------     -------    -------     ------
         Total distributions declared to
           shareholders .............................   $ (0.13)    $ (0.25)    $    --    $ (1.06)    $(0.26)
                                                        -------     -------     -------    -------     ------
    Net asset value -- end of period ................   $ 10.88     $ 10.21     $ 10.58    $ 10.17     $ 9.82
                                                        -------     -------     -------    -------     ------
    Total return## ..................................      7.90%      (1.13)%      4.03%     14.38%      0.79%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses ......................................      1.01%       1.00%       1.00%      1.00%      1.00%+
      Net investment income .........................      5.11%       5.96%       5.84%      6.05%      4.68%+
    Portfolio turnover ..............................       270%        335%        361%       211%        62%
    Net assets at end of year (000 omitted) .........   $45,966     $38,058     $26,023    $ 7,424     $2,881



-------------
* For the period from the commencement of the Series' investment operations, June 14, 1994, through December 31, 1994.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## For fiscal years ending after September 1, 1995, the Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
+++    Per share amount was less than $0.01 per share.
[sec] The investment adviser voluntarily agreed to maintain the expenses of the Series at not more than 1.00% of average daily net assets. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:




       Net investment income ...........   $0.52     $0.59     $0.50     $0.53      $0.16
       Ratios (to average net assets):
         Expenses## ....................    1.11%     1.15%     2.03%     1.99%      1.10%+
         Net investment income .........    5.01%     5.81%     4.81%     5.09%      4.58%+

    10. Emerging Markets Equity Series
     .........................................................................



                                                                  Year Ended    Period Ended
                                                                 December 31,   December 31,
                                                                     1998          1997*
    -------------------------------------------------------------------------------------------

    Per share data (for a share outstanding throughout
      each period):
    Net asset value -- beginning of period ....................     $ 9.00        $10.00
                                                                    ------        ------
    Income from investment operations# --
      Net investment income (loss)[sec] .......................     $ 0.11        $ 0.00+++
      Net realized and unrealized gain on investments and
       foreign currency transactions ..........................      (3.11)        (1.00)
                                                                    ------        ------
         Total from investment operations .....................     $(3.00)       $(1.00)
                                                                    ------        ------
    Less distributions declared to shareholders --
      From net investment income ..............................     $(0.10)       $   --
                                                                    ------        ------
         Total distributions declared to shareholders .........     $(0.10)       $   --
                                                                    ------        ------
    Net asset value -- end of period ..........................     $ 5.90        $ 9.00
                                                                    ------        ------
    Total return ..............................................     (33.37)%      (10.00)%++
    Ratios (to average net assets)/Supplemental data[sec]:
      Expenses## ..............................................       1.53%         1.50%+
      Net investment income ...................................       1.49%         0.16%+
    Portfolio turnover ........................................         73%            8%
    Net assets at end of period (000 omitted) .................     $1,416        $1,357



-------------
* For the period from the commencement of the Series' investment operations, October 16, 1997, through December 31, 1997.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
+++    Per share amount was less than $0.01 per share.
[sec] The investment adviser voluntarily agreed to maintain, subject to reimbursement by the Series, the expenses of the Series at no more than 1.50% of average daily net assets. To the extent actual expenses were over or under these limitations, the net investment loss per share and the ratios would have been:




      Net investment loss ...........     $ (0.02)      $  (0.15)
      Ratios (to average net assets):
        Expenses## ..................        3.26%          5.92%+
        Net investment loss .........       (0.24)%        (4.26)%+

    11. Bond Series
     .........................................................................



                                                                                          Period Ended
                                                           Year Ended December 31,        December 31,
                                                         1998        1997        1996        1995*
    -----------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............   $ 11.08    $10.06     $ 10.19     $10.00
                                                          -------    ------     -------     ------
    Income from investment operations# --
      Net investment income[sec] ......................   $  0.64    $ 0.64     $  0.58     $ 0.09
      Net realized and unrealized gain (loss) on
       investments and foreign currency
       transactions ...................................      0.09      0.38      ( 0.36)      0.21
                                                          -------    ------     -------     ------
         Total from investment operations .............   $  0.73    $ 1.02     $  0.22     $ 0.30
                                                          -------    ------     -------     ------
    Less distributions declared to shareholders --
      From net investment income ......................   $ (0.29)   $   --     $ (0.35)    $(0.09)
      From net realized gain on investments and
       foreign currency transactions ..................     (0.14)       --          --      (0.02)
                                                          -------    -------    --------     ------
         Total distributions declared to
           shareholders ...............................   $ (0.43)   $   --     $ (0.35)    $(0.11)
                                                          -------    -------    --------     ------
    Net asset value -- end of period ..................   $ 11.38    $11.08     $ 10.06     $10.19
                                                          -------    -------    --------     ------
    Total return ......................................      6.79%    10.14%       2.09%      3.02%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................      1.02%     1.01%       1.03%      1.00%+
      Net investment income ...........................      5.76%     6.04%       5.84%      4.89%+
    Portfolio turnover ................................       244%      219%        231%        55%
    Net assets at end of period (000 omitted) .........   $12,165    $4,004     $    853    $  228



-------------
* For the period from the commencement of the Series' investment operations, October 24, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense offset arrangement.
[sec] The investment adviser and/or distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively for certain of the periods indicated. If the fee had been incurred by the Series, the net investment income (loss) per share and the ratios would have been:




       Net investment income (loss) ...........  $0.61     $0.37      $(0.26)     $(0.70)
       Ratios (to average net assets):
         Expenses## ...........................   1.23%     3.58%       9.45%      43.85%+
         Net investment income (loss) .........   5.55%     3.46%      (2.61)%    (37.96)%+

    12. Limited Maturity Series
     .........................................................................



                                                                                      Period Ended
                                                           Year Ended December 31,    December 31,
                                                              1998           1997        1996*
    ----------------------------------------------------------------------------------------------

    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............    $10.01       $10.01         $10.00
                                                           ------        -----         ------
    Income from investment operations# --
      Net investment income[sec] ......................    $ 0.55       $ 0.62         $ 0.25
      Net realized and unrealized gain (loss) on
       investments ....................................     (0.01)       (0.01)          0.01
                                                           ------        -----         ------
         Total from investment operations .............    $ 0.54       $ 0.61         $ 0.26
                                                           ------        -----         ------
    Less distributions declared to shareholders --
      From net investment income ......................    $(0.38)      $(0.60)        $(0.25)
      From net realized gain on investments ...........     (0.01)       (0.01)            --
      In excess of net investment income ..............     (0.00)+++       --             --
                                                           ------       ------         ------
         Total distributions declared to
           shareholders ...............................    $(0.39)      $(0.61)        $(0.25)
                                                           ------       ------         ------
    Net asset value -- end of period ..................    $10.16       $10.01         $10.01
                                                           ------       ------         ------
    Total return ......................................      5.42%        6.08%          2.61%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................      1.03%        1.02%          1.03%+
      Net investment income ...........................      5.34%        6.13%          6.61%+
    Portfolio turnover ................................        94%         167%           109%
    Net assets at end of period (000 omitted) .........    $1,826       $  701         $  523



-------------
* For the period from the commencement of the Series' investment operations, August 14, 1996, through December 31, 1996.
+      Annualized.
++     Not annualized.
+++    Per share amount is less than $0.01.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the Series, the investment adviser agreed to maintain expenses of the Series, exclusive of management fees, at not more than 0.45% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and ratios would have been:




       Net investment income ...........   $0.38      $0.10      $0.01
       Ratios (to average net assets):
         Expenses## ....................    2.64%      6.20%      7.55%+
         Net investment income .........    3.73%      0.95%      0.09%+

    13. Money Market Series
     .........................................................................



                                                                    Year Ended December 31,
                                                           1998       1997       1996      1995*
    ------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value -- beginning of period ............ $  1.00     $ 1.00     $ 1.00      $ 1.00
                                                         ------     ------     ------      ------
    Income from investment operations# --
      Net investment income[sec] ...................... $  0.05     $ 0.05     $ 0.04      $ 0.04
    Less distributions declared to shareholders
      from net investment income ...................... $ (0.05)    $(0.05)    $(0.04)     $(0.04)
    Net asset value -- end of period .................. $  1.00     $ 1.00     $ 1.00      $ 1.00
                                                         -------    -------    -------     ------
    Total return ......................................    4.91%      4.91%      4.55%       4.37%++
    Ratios (to average net assets)/
      Supplemental data[sec]:
      Expenses## ......................................    0.62%      0.61%      0.63%       0.63%+
      Net investment income ...........................    4.76%      4.91%      4.53%       4.54%+
    Net assets at end of period (000 omitted) ......... $11,569     $8,755     $  633      $  180



-------------
* For the period from the commencement of the Series' investment operations, January 3, 1995, through December 31, 1995.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
## The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the Series, the investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.10% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income
       (loss) per share and the ratios would have been:




      Net investment income (loss) ...........  $0.05     $0.04      $ (0.21)     $ (0.14)
      Ratios (to average net assets):
        Expenses## ...........................   0.96%     1.36%       27.74%       21.54%+
        Net investment income (loss) .........   4.42%     4.16%      (22.58)%     (16.37)%+

     A p p e n d i x   A           E m e r g i n g   G r o w t h   S e r i e s

[ARROW] Investment Techniques and Practices

       In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted         -- not permitted
-----------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                    --
       Corporate Asset-Backed  Securities                           --
       Mortgage Pass-Through Securities                             --
       Stripped Mortgage-Backed Securities                          --
     Corporate Securities                                           [check]
     Loans and Other Direct Indebtedness                            --
     Lower Rated Bonds                                              [check]
     Municipal Bonds                                                --
     Speculative Bonds                                              [check]
     U.S. Government Securities                                     [check]
     Variable and Floating Rate Obligations                         [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds       [check]
   Equity Securities                                                [check]
   Foreign Securities Exposure
     Brady Bonds                                                    --
     Depositary Receipts                                            [check]
     Dollar-Denominated Foreign Debt Securities                     --
     Emerging Markets                                               [check]
     Foreign Securities                                             [check]
   Forward Contracts                                                [check]
   Futures Contracts                                                [check]
   Indexed Securities/Structured Products                           --
   Inverse Floating Rate Obligations                                --
   Investment in Other Investment Companies
     Open-End Funds                                                 [check]
     Closed-End Funds                                               [check]
   Lending of Portfolio Securities                                  [check]
   Leveraging Transactions
     Bank Borrowings                                                --*
     Mortgage "Dollar-Roll" Transactions                            --*
     Reverse Repurchase Agreements                                  --*
   Options
     Options on Foreign Currencies                                  [check]
     Options on Futures Contracts                                   [check]
     Options on Securities                                          [check]
     Options on Stock Indices                                       [check]
     Reset Options                                                  --
     "Yield Curve" Options                                          --
   Repurchase Agreements                                            [check]
   Restricted Securities                                            [check]
   Short Sales                                                      --
   Short Sales Against the Box                                      --
   Short Term Instruments                                           [check]
   Swaps and Related Derivative Instruments                         --
   Temporary Borrowings                                             [check]
   Temporary Defensive Positions                                    [check]
   Warrants                                                         [check]
   "When-Issued" Securities                                         [check]



     *May be modified only with shareholder approval.

 A p p e n d i x  A       C a p i t a l  O p p o r t u n i t i e s   S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Capital Opportunities Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                        --
       Corporate Asset-Backed Securities                                --
       Mortgage Pass-Through Securities                                 --
       Stripped Mortgage-Backed Securities                              --
     Corporate Securities                                               [check]
     Loans and Other Direct Indebtedness                                --
     Lower Rated Bonds                                                  [check]
     Municipal Bonds                                                    --
     Speculative Bonds                                                  [check]
     U.S. Government Securities                                         [check]
     Variable and Floating Rate Obligations                             [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds           [check]
   Equity Securities                                                    [check]
   Foreign Securities Exposure
     Brady Bonds                                                        [check]
     Depositary Receipts                                                [check]
     Dollar-Denominated Foreign Debt Securities                         --
     Emerging Markets                                                   [check]
     Foreign Securities                                                 [check]
   Forward Contracts                                                    [check]
   Futures Contracts                                                    [check]
   Indexed Securities/Structured Products                               --
   Inverse Floating Rate Obligations                                    --
   Investment in Other Investment Companies
     Open-End Funds                                                     [check]
     Closed-End Funds                                                   [check]
   Lending of Portfolio Securities                                      [check]
   Leveraging Transactions
     Bank Borrowings                                                    --*
     Mortgage "Dollar-Roll" Transactions                                --*
     Reverse Repurchase Agreements                                      --*
     Options
     Options on Foreign Currencies                                      [check]
     Options on Futures Contracts                                       [check]
     Options on Securities                                              [check]
     Options on Stock Indices                                           [check]
     Reset Options                                                      --
     "Yield Curve" Options                                              --
   Repurchase Agreements                                                [check]
   Restricted Securities                                                [check]
   Short Sales                                                          --
   Short Sales Against the Box                                          [check]
   Short Term Instruments                                               [check]
   Swaps and Related Derivative Instruments                             --
   Temporary Borrowings                                                 [check]
   Temporary Defensive Positions                                        [check]
   Warrants                                                             [check]
   "When-Issued" Securities                                             [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A                  R e s e a r c h   S e r i e s


     Investment Techniques and Practices

o

     In pursuing its investment objective and investment policies, the Research Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                      --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
     Corporate Securities                                             [check]
     Loans and Other Direct Indebtedness                              --
     Lower Rated Bonds                                                [check]
     Municipal Bonds                                                  --
     Speculative Bonds                                                [check]
     U.S. Government Securities                                       [check]
     Variable and Floating Rate Obligations                           [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds         --
   Equity Securities                                                  [check]
   Foreign Securities Exposure
     Brady Bonds                                                      --
     Depositary Receipts                                              [check]
     Dollar-Denominated Foreign Debt Securities                       [check]
     Emerging Markets                                                 [check]
     Foreign Securities                                               [check]
   Forward Contracts                                                  [check]
   Futures Contracts                                                  --
   Indexed Securities/Structured Products                             [check]
   Inverse Floating Rate Obligations                                  --
   Investment in Other Investment Companies
     Open-End Funds                                                   [check]
     Closed-End Funds                                                 [check]
   Lending of Portfolio Securities                                    [check]
   Leveraging Transactions
     Bank Borrowings                                                  --*
     Mortgage "Dollar-Roll" Transactions                              --*
     Reverse Repurchase Agreements                                    --*
   Options
     Options on Foreign Currencies                                    --
     Options on Futures Contracts                                     --
     Options on Securities                                            --
     Options on Stock Indices                                         --
     Reset Options                                                    --
     "Yield Curve" Options                                            --
   Repurchase Agreements                                              [check]
   Restricted Securities                                              [check]
   Short Sales                                                        --
   Short Sales Against the Box                                        --
   Short Term Instruments                                             [check]
   Swaps and Related Derivative Instruments                           --
   Temporary Borrowings                                               [check]
   Temporary Defensive Positions                                      [check]
   Warrants                                                           [check]
   "When-Issued" Securities                                           --



     *May be modified only with shareholder approval.

     A p p e n d i x   A     G r o w t h   W i t h   I n c o m e   S e r i e s


[ARROW] Investment Techniques and Practices



     In pursuing its investment objectives and investment policies, the Growth With Income Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.



     Symbols       [check] permitted      -- not permitted
-----------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                      --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
     Corporate Securities                                             [check]
     Loans and Other Direct Indebtedness                              --
     Lower Rated Bonds                                                --
     Municipal Bonds                                                  --
     Speculative Bonds                                                --
     U.S. Government Securities                                       --
     Variable and Floating Rate Obligations                           [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds         [check]
   Equity Securities                                                  [check]
   Foreign Securities Exposure
     Brady Bonds                                                      --
     Depositary Receipts                                              [check]
     Dollar-Denominated Foreign Debt Securities                       --
     Emerging Markets                                                 [check]
     Foreign Securities                                               [check]
   Forward Contracts                                                  [check]
   Futures Contracts                                                  [check]
   Indexed Securities/Structured Products                             --
   Inverse Floating Rate Obligations                                  --
   Investment in Other Investment Companies
     Open-End                                                         [check]
     Closed-End                                                       [check]
   Lending of Portfolio Securities                                    [check]
   Leveraging Transactions
     Bank Borrowings                                                  --*
     Mortgage "Dollar-Roll" Transactions                              --*
     Reverse Repurchase Agreements                                    --*
   Options
     Options on Foreign Currencies                                    [check]
     Options on Futures Contracts                                     [check]
     Options on Securities                                            [check]
     Options on Stock Indices                                         [check]
     Reset Options                                                    --
     "Yield Curve" Options                                            --
   Repurchase Agreements                                              [check]
   Restricted Securities                                              [check]
   Short Sales                                                        --
   Short Sales Against the Box                                        [check]
   Short Term Instruments                                             [check]
   Swaps and Related Derivative Instruments                           --
   Temporary Borrowings                                               [check]
   Temporary Defensive Positions                                      [check]
   Warrants                                                           [check]
   "When-Issued" Securities                                           [check]



     *May be modified only with shareholder approval.

     A p p e n d i x  A            N e w   D i s c o v e r y   S e r i e s


[ARROW]  Investment Techniques and Practices



     In pursuing its investment objective and investment policies, the New Discovery Series engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
-----------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                      --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
     Corporate Securities                                             [check]
       Loans and Other Direct
         Indebtedness                                                 --
       Lower Rated Bonds                                              [check]
       Municipal Bonds                                                --
       Speculative Bonds                                              [check]
       U.S. Government Securities                                     [check]
       Variable and Floating Rate Obligations                         [check]
       Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds       [check]
   Equity Securities                                                  [check]
   Foreign Securities Exposure
       Brady Bonds                                                    --
       Depositary Receipts                                            [check]
       Dollar-Denominated Foreign Debt Securities                     [check]
       Emerging Markets                                               [check]
       Foreign Securities                                             [check]
   Forward Contracts                                                  [check]
   Futures Contracts                                                  [check]
   Indexed Securities/Structured Products                             [check]
   Inverse Floating Rate Obligations                                  --
   Investment in Other Investment Companies
     Open-End                                                         [check]
     Closed-End                                                       [check]
   Lending of Portfolio Securities                                    [check]
   Leveraging Transactions
       Bank Borrowings                                                --*
       Mortgage "Dollar-Roll" Transactions                            --*
       Reverse Repurchase Agreements                                  --*
   Options
       Options on Foreign Currencies                                  [check]
       Options on Futures Contracts                                   [check]
       Options on Securities                                          [check]
       Options on Stock Indices                                       [check]
       Reset Options                                                  [check]
       "Yield Curve" Options                                          [check]
   Repurchase Agreements                                              [check]
   Restricted Securities                                              [check]
   Short Sales                                                        [check]
   Short Sales Against the Box                                        [check]
   Short Term Instruments                                             [check]
   Swaps and Related Derivative Instruments                           [check]
   Temporary Borrowings                                               [check]
   Temporary Defensive Positions                                      [check]
   Warrants                                                           [check]
   "When-Issued" Securities                                           [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A                   G r o w t h   S e r i e s



[ARROW] Investment Techniques and Practices


     In pursuing its investment objective and investment policies, the Growth Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI [To Be Updated].




     Symbols       [check] permitted      -- not permitted
-------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage
         Obligations and Multiclass                                 --
         Pass-Through Securities
       Corporate Asset-Backed Securities                            --
       Mortgage Pass-Through Securities                             --
       Stripped Mortgage-Backed Securities                          --
     Corporate Securities
     Loans and Other Direct Indebtedness                            --
     Lower Rated Bonds                                              --
     Municipal Bonds                                                --
     Speculative Bonds                                              --
     U.S. Government Securities                                     --
     Variable and Floating Rate Obligations                         [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds       --
   Equity Securities                                                [check]
   Foreign Securities Exposure
     Brady Bonds                                                    --
     Depositary Receipts                                            [check]
     Dollar-Denominated Foreign Debt Securities                     --
     Emerging Markets                                               [check]
     Foreign Securities                                             [check]
   Forward Contracts                                                [check]
   Futures Contracts                                                [check]
   Indexed Securities/Structured Products                           --
   Inverse Floating Rate Obligations                                --
   Investment in Other Investment Companies
       Open-End Funds                                               [check]
       Closed-End Funds                                             [check]
   Lending of Portfolio Securities                                  [check]
   Leveraging Transactions
     Bank Borrowings                                                --*
     Mortgage "Dollar-Roll" Transactions                            --*
     Reverse Repurchase Agreements                                  --*
   Options
     Options on Foreign Currencies                                  [check]
     Options on Futures Contracts                                   [check]
     Options on Securities                                          [check]
     Options on Stock Indices                                       [check]
     Reset Options                                                  --
     "Yield Curve" Options                                          --
   Repurchase Agreements                                            [check]
   Restricted Securities                                            [check]
   Short Sales                                                      --
   Short Sales Against the Box                                      --
   Short Term Instruments                                           [check]
   Swaps and Related Derivative Instruments                         --
   Temporary Borrowing                                              --
   Temporary Defensive Positions                                    --
   Warrants                                                         --
   "When-Issued" Securities                                         [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A                 T o t a l   R e t u r n   S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objectives and investment policies, the Total Return Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols      [check] permitted      -- not permitted
------------------------------------------------------------------------------




   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                     [check]
       Corporate Asset-Backed Securities                             [check]
       Mortgage Pass-Through Securities                              [check]
       Stripped Mortgage-Backed Securities                           [check]
     Corporate Securities                                            [check]
     Loans and Other Direct Indebtedness                             [check]
     Lower Rated Bonds                                               [check]
     Municipal Bonds                                                 [check]
     Speculative Bonds                                               [check]
     U.S. Government Securities                                      [check]
     Variable and Floating Rate Obligations                          [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds        [check]
   Equity Securities                                                 [check]
   Foreign Securities Exposure
     Brady Bonds                                                     [check]
     Depositary Receipts                                             [check]
     Dollar-Denominated Foreign Debt Securities                      [check]
     Emerging Markets                                                [check]
     Foreign Securities                                              [check]
   Forward Contracts                                                 [check]
   Futures Contracts                                                 [check]
   Indexed Securities/Structured Products                            [check]
   Inverse Floating Rate Obligations                                 [check]
   Investment in Other Investment Companies
       Open-End Funds                                                [check]
       Closed-End Funds                                              [check]
   Lending of Portfolio Securities                                   [check]
   Leveraging Transactions
     Bank Borrowings                                                 --*
     Mortgage "Dollar-Roll" Transactions                             --*
     Reverse Repurchase Agreements                                   --*
   Options
     Options on Foreign Currencies                                   [check]
     Options on Futures Contracts                                    [check]
     Options on Securities                                           [check]
     Options on Stock Indices                                        [check]
     Reset Options                                                   [check]
     "Yield Curve" Options                                           [check]
   Repurchase Agreements                                             [check]
   Restricted Securities                                             [check]
   Short Sales                                                       --
   Short Sales Against the Box                                       --
   Short Term Instruments                                            [check]
   Swaps and Related Derivative Instruments                          [check]
   Temporary Borrowings                                              [check]
   Temporary Defensive Positions                                     [check]
   Warrants                                                          [check]
   "When-Issued" Securities                                          [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A                  U t i l i t i e s    S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Utilities Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------




   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                         [check]
       Corporate Asset-Backed Securities                                 [check]
       Mortgage Pass-Through Securities                                  [check]
       Stripped Mortgage-Backed Securities                               --
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 --
     Lower Rated Bonds                                                   [check]
     Municipal Bonds                                                     [check]
     Speculative Bonds                                                   [check]
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     [check]
   Foreign Securities Exposure
     Brady Bonds                                                         [check]
     Depositary Receipts                                                 [check]
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    [check]
     Foreign Securities                                                  [check]
   Forward Contracts                                                     [check]
   Futures Contracts                                                     [check]
   Indexed Securities/Structured Products                                [check]
   Inverse Floating Rate Obligations                                     --
   Investment in Other Investment Companies
     Open-End                                                            [check]
     Closed-End                                                          [check]
   Lending of Portfolio Securities                                       [check]
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --*
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       [check]
     Options on Futures Contracts                                        [check]
     Options on Securities                                               [check]
     Options on Stock Indices                                            [check]
     Reset Options                                                       --
     "Yield Curve" Options                                               --
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 [check]
   Short Sales                                                           --
   Short Sales Against the Box                                           --
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              --
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              [check]
   "When-Issued" Securities                                              [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A                 H i g h   I n c o m e   S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the High Income Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.



     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                         [check]
       Corporate Asset-Backed Securities                                 [check]
       Mortgage Pass-Through Securities                                  [check]
       Stripped Mortgage-Backed Securities                               --
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 [check]
     Lower Rated Bonds                                                   [check]
     Municipal Bonds                                                     --
     Speculative Bonds                                                   [check]
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     [check]
   Foreign Securities Exposure
     Brady Bonds                                                         [check]
     Depositary Receipts                                                 --
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    [check]
     Foreign Securities                                                  [check]
   Forward Contracts                                                     [check]
   Futures Contracts                                                     [check]
   Indexed Securities/Structured Products                                [check]
   Inverse Floating Rate Obligations                                     --
   Investment in Other Investment Companies
     Open-End Funds                                                      [check]
     Closed-End Funds                                                    [check]
   Lending of Portfolio Securities                                       [check]
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --*
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       --
     Options on Futures Contracts                                        --
     Options on Securities                                               [check]
     Options on Stock Indices                                            [check]
     Reset Options                                                       --
     "Yield Curve" Options                                               --
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 [check]
   Short Sales                                                           [check]
   Short Sales Against the Box                                           [check]
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              [check]
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              [check]
   "When-Issued" Securities                                              [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A      G l o b a l   G o v e r n m e n t s   S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Global Governments Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------




   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass                [check]
         Pass-Through Securities
       Corporate Asset-Backed Securities                                 [check]
       Mortgage Pass-Through Securities                                  [check]
       Stripped Mortgage-Backed Securities                               [check]
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 [check]
     Lower Rated Bonds                                                   [check]
     Municipal Bonds                                                     [check]
     Speculative Bonds                                                   [check]
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     --
   Foreign Securities Exposure
     Brady Bonds                                                         [check]
     Depositary Receipts                                                 [check]
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    [check]
     Foreign Securities                                                  [check]
   Forward Contracts                                                     [check]
   Futures Contracts                                                     [check]
   Indexed Securities/Structured Products                                [check]
   Inverse Floating Rate Obligations                                     [check]
   Investment in Other Investment Companies
     Open-End Funds                                                      [check]
     Closed-End Funds                                                    [check]
   Lending of Portfolio Securities                                       [check]
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --*
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       [check]
     Options on Futures Contracts                                        [check]
     Options on Securities                                               [check]
     Options on Stock Indices                                            [check]
     Reset Options                                                       [check]
     "Yield Curve" Options                                               [check]
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 [check]
   Short Sales                                                           --
   Short Sales Against the Box                                           --
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              [check]
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              [check]
   "When-Issued" Securities                                              [check]



     *May be modified only with shareholder approval.

A p p e n d i x  A     E m e r g i n g   M a r k e t s  E q u i t y  S e r i e s



[ARROW] Investment Techniques and Practices


     In pursuing its investment objective and investment policies, the Emerging Markets Equity Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                                        --
       Corporate Asset-Backed Securities                                 --
       Mortgage Pass-Through Securities                                  --
       Stripped Mortgage-Backed Securities                               --
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 --
     Lower Rated Bonds                                                   [check]
     Municipal Bonds                                                     --
     Speculative Bonds                                                   [check]
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     [check]
   Foreign Securities Exposure
     Brady Bonds                                                         [check]
     Depositary Receipts                                                 [check]
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    [check]
     Foreign Securities                                                  [check]
   Forward Contracts                                                     [check]
   Futures Contracts                                                     [check]
   Indexed Securities/Structured Products                                [check]
   Inverse Floating Rate Obligations                                     --
   Investment in Other Investment Companies
     Open-End Funds                                                      [check]
     Closed-End Funds                                                    [check]
   Lending of Portfolio Securities                                       [check]
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --*
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       [check]
     Options on Futures Contracts                                        [check]
     Options on Securities                                               [check]
     Options on Stock Indices                                            [check]
     Reset Options                                                       --
     "Yield Curve" Options                                               --
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 [check]
   Short Sales                                                           --
   Short Sales Against the Box                                           --
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              --
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              [check]
   "When-Issued" Securities                                              [check]



     *May be modified only with shareholder approval.

      A p p e n d i x  A                         B o n d   S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objectives and investment policies, the Bond Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.



     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                         [check]
       Corporate Asset-Backed Securities                                 [check]
       Mortgage Pass-Through Securities                                  [check]
       Stripped Mortgage-Backed Securities                               [check]
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 [check]
     Lower Rated Bonds                                                   [check]
     Municipal Bonds                                                     [check]
     Speculative Bonds                                                   [check]
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     --
   Foreign Securities Exposure
     Brady Bonds                                                         [check]
     Depositary Receipts                                                 --
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    [check]
     Foreign Securities                                                  [check]
   Forward Contracts                                                     [check]
   Futures Contracts                                                     [check]
   Indexed Securities/ Structured Products                               [check]
   Inverse Floating Rate Obligations                                     --
   Investment in Other Investment Companies
     Open-End                                                            [check]
     Closed-End                                                          [check]
   Lending of Portfolio Securities                                       [check]
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --*
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       [check]
     Options on Futures Contracts                                        [check]
     Options on Securities                                               [check]
     Options on Stock Indices                                            --
     Reset Options                                                       --
     "Yield Curve" Options                                               [check]
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 [check]
   Short Sales                                                           --
   Short Sales Against the Box                                           --
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              [check]
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              --
   "When-Issued" Securities                                              [check]



     *May be modified only with shareholder approval.

     A p p e n d i x  A       L i m i t e d   M a t u r i t y   S e r i e s



[ARROW] Investment Techniques and Practices


     In pursuing its investment objective and investment policies, the Limited Maturity Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.



     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                         [check]
       Corporate Asset-Backed Securities                                 [check]
       Mortgage Pass-Through Securities                                  [check]
       Stripped Mortgage-Backed Securities                               [check]
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 --
     Lower Rated Bonds                                                   --
     Municipal Bonds                                                     --
     Speculative Bonds                                                   [check]
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     --
   Foreign Securities Exposure
     Brady Bonds                                                         [check]
     Depositary Receipts                                                 --
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    [check]
     Foreign Securities                                                  --
   Forward Contracts                                                     --
   Futures Contracts                                                     [check]
   Indexed Securities/Structured Products                                [check]
   Inverse Floating Rate Obligations                                     --
   Investment in Other Investment Companies
     Open-End Funds                                                      [check]
     Closed-End Funds                                                    [check]
   Lending of Portfolio Securities                                       [check]
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       --
     Options on Futures Contracts                                        [check]
     Options on Securities                                               [check]
     Options on Stock Indices                                            --
     Reset Options                                                       --
     "Yield Curve" Options                                               --
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 [check]
   Short Sales                                                           --
   Short Sales Against the Box                                           --
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              [check]
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              --
   "When-Issued" Securities                                              [check]



     *May be modified only with shareholder approval.

     A p p e n d i x   A           M o n e y   M a r k e t   S e r i e s


[ARROW] Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Money Market Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.




     Symbols       [check] permitted      -- not permitted
--------------------------------------------------------------------------------



   Debt Securities
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                         --
       Corporate Asset-Backed Securities                                 [check]
       Mortgage Pass-Through Securities                                  --
       Stripped Mortgage-Backed Securities                               --
     Corporate Securities                                                [check]
     Loans and Other Direct Indebtedness                                 --
     Lower Rated Bonds                                                   --
     Municipal Bonds                                                     --
     Speculative Bonds                                                   --
     U.S. Government Securities                                          [check]
     Variable and Floating Rate Obligations                              [check]
     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            [check]
   Equity Securities                                                     --
   Foreign Securities Exposure
     Brady Bonds                                                         --
     Depositary Receipts                                                 --
     Dollar-Denominated Foreign Debt Securities                          [check]
     Emerging Markets                                                    --
     Foreign Securities                                                  --
   Forward Contracts                                                     --
   Futures Contracts                                                     --
   Indexed Securities/Structured Products                                --
   Inverse Floating Rate Obligations                                     --
   Investment in Other Investment Companies
     Open-End Funds                                                      [check]
     Closed-End Funds                                                    --
   Lending of Portfolio Securities                                       --
   Leveraging Transactions
     Bank Borrowings                                                     --*
     Mortgage "Dollar-Roll" Transactions                                 --*
     Reverse Repurchase Agreements                                       --*
   Options
     Options on Foreign Currencies                                       --
     Options on Futures Contracts                                        --
     Options on Securities                                               --
     Options on Stock Indices                                            --
     Reset Options                                                       --
     "Yield Curve" Options                                               --
   Repurchase Agreements                                                 [check]
   Restricted Securities                                                 --
   Short Sales                                                           --
   Short Sales Against the Box                                           --
   Short Term Instruments                                                [check]
   Swaps and Related Derivative Instruments                              --
   Temporary Borrowings                                                  [check]
   Temporary Defensive Positions                                         [check]
   Warrants                                                              --
   "When-Issued" Securities                                              --



     *May be modified only with shareholder approval.

    MFS[RegTM] VARIABLE INSURANCE TRUST

    If you want more information about the trust and its series, the following documents are available free upon request:

    Annual/Semiannual Reports. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during its last fiscal year.

    Statement of Additional Information (SAI). The SAI, dated May 1, 1999, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

    You can get free copies of the annual/semiannual reports, the SAI and other information about the trust and its series, and make inquiries about the trust and its series, by contacting:



          MFS Service Center, Inc.
          500 Boylston Street
          Boston, MA 02116-3741
          Telephone: 1-800-343-2829, ext. 3500
          Internet: http://www.mfs.com



    Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:


          Public Reference Room
          Securities and Exchange Commission
          Washington, D.C., 20549-6009


    Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the trust and its series are available on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section at the above address.


        The trust's Investment Company Act file number is 811-8326






                                                   MSG 11/98 224M 90/290/390/890

MFS(R) VARIABLE INSURANCE TRUST
MAY 1, 1999



[LOGO] MFS(R) INVESTMENT MANAGEMENT                    Statement of Additional
       75 YEARS                                                    Information
       WE INVENTED THE MUTUAL FUND(R)



MFS[RegTM] Variable Insurance Trust
500 Boylston Street, Boston, MA 02116
(617) 954-5000




This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus, dated May 1, 1999, as supplemented from time to time. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).


This SAI relates to the fourteen Series of the Trust identified on page two hereof. Shares of these Series are offered to separate accounts of certain insurance companies ("Participating Insurance Companies") that fund variable annuity and variable life insurance contracts ("Contracts") and to qualified retirement and pension plans ("Plans"). Participating Insurance Companies and sponsors of Plans ("Plan Sponsors") may choose to offer as investment options to their Contract holders less than all of the Trust's Series, in which case the Trust's Prospectus for those Participating Insurance Companies and Plans will be revised to describe only those Series offered. Therefore, while certain versions of the Trust's Prospectus will describe only certain of the Trust's Series, this SAI includes information on other Series which are not offered pursuant to such Prospectuses; in which case information concerning these other Series contained herein should be disregarded.


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

Statement of Additional Information


     TABLE OF CONTENTS


                                                                               Page
I      General Information and Definitions ................................     3

II     Investment Techniques, Practices and Risks .........................     3

III    Investment Restrictions ............................................     4

IV     Management of the Trust ............................................     5

       Trustees ...........................................................     5

       Officers ...........................................................     5

       Trustee Compensation Table .........................................     7

       Investment Adviser .................................................     7

       Investment Advisory Agreement ......................................     7

       Administrator ......................................................     9

       Custodian ..........................................................     9

       Shareholder Servicing Agent ........................................     9

       Distributor ........................................................     9

V      Portfolio Transactions and Brokerage Commissions ...................    10

VI     Tax Status .........................................................    11

VII    Net Income and Distributions .......................................    12

VIII   Determination of Net Asset Value; Performance Information ..........    12

IX     Description of Shares, Voting Rights and Liabilities ...............    15

X      Independent Auditors and Financial Statements ......................    15

XI     Appendix A--Investment Techniques, Practices and Risks .............    A-1

XII    Appendix B--Description of Bond Ratings ............................    B-1

XIII   Appendix C--Performance Quotations .................................    C-1

I     GENERAL INFORMATION AND DEFINITIONS

      MFS Variable Insurance Trust (the "Trust") is a professionally managed open-end management investment company (a "mutual fund") consisting of fourteen separate series: MFS Emerging Growth Series (the "Emerging Growth Series"), MFS Capital Opportunities Series (the "Capital Opportunities Series"), MFS Research Series (the "Research Series"), MFS Growth With Income Series (the "Growth With Income Series"), MFS Total Return Series (the "Total Return Series"), MFS Utilities Series (the "Utilities Series"), MFS High Income Series (the "High Income Series"), MFS Global Governments Series (the "Global Governments Series"), MFS/Foreign & Colonial Emerging Markets Equity Series (the "Emerging Markets Equity Series"), MFS Bond Series (the "Bond Series"), MFS Limited Maturity Series (the "Limited Maturity Series"), MFS Money Market Series (the "Money Market Series"), MFS New Discovery Series (the "New Discovery Series") and MFS Growth Series (the "Growth Series") (individually or collectively hereinafter referred to as a "Series" or the "Series"). The Emerging Growth Series was previously known as the "OTC Series" until its name was changed on June 1, 1995. The Capital Opportunities Series was previously known as the "Growth Series" until its name was changed on April 25, 1996. The Emerging Markets Equity Series was previously known as the "Strategic Fixed Income Series" until its name was changed on July 31, 1997. The Global Governments Series was previously known as the "World Governments Series" until its name was changed on May 1, 1999. The Capital Opportunities Series was previously known as the "Value Series" until its name was changed on May 1, 1999.

         Each Series' investment adviser and distributor is, respectively, Massachusetts Financial Services Company ("MFS" or the "Adviser") and MFS Fund Distributors, Inc. ("MFD" or the "Distributor"), each a Delaware corporation.


      The Emerging Markets Equity Series has retained as its sub-advisers Foreign & Colonial Management Ltd. ("FCM") and Foreign & Colonial Emerging Markets Limited ("FCEM") (collectively, the "Sub-Adviser"), both of which are located at Exchange House, Primrose Street, London EC2A 2NY, United Kingdom.


II    INVESTMENT TECHNIQUES, PRACTICES AND RISKS

      The investment objective and principal investment policies of each Series are described in the Prospectus. In pursuing its investment objective and principal investment policies, a Series may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Appendix A to this SAI. The following percentage limitations apply to these investment techniques and practices:




                      Investment                     Percentage Limitation
                      Limitation                     (based on net assets)
       ---------------------------------------  -------------------------------
1.     Emerging Growth Series:
       Foreign Securities: ...................  15%
       Lower Rated Bonds: ....................  5%
       Securities Lending: ...................  30%

2.     Capital Opportunities Series:
       Foreign Securities: ...................  35%
       Lower Rated Bonds: ....................  15%
       Securities Lending: ...................  30%

3.     Research Series:
       Foreign Securities: ...................  up to (but not including) 20%
       Lower Rated Bonds: ....................  10%
       Securities Lending: ...................  30%

4.     Growth with Income Series:
       Foreign Securities: ...................  up to (but not including) 20%
       Securities Lending: ...................  30%

5.     New Discovery Series:
       Foreign Securities: ...................  up to (but not including) 20%
       Lower Rated Bonds: ....................  10%
       Short Sales: ..........................  value of underlying securities not to exceed 40%
       Securities Lending: ...................  30%

6.     Growth Series:
       Foreign Securities: ...................  30%
       Securities Lending: ...................  30%

7.     Total Return Series:
       Foreign Securities: ...................  up to (but not including) 20%
       Lower Rated Bonds: ....................  up to (but not including) 20%
       Securities Lending: ...................  30%

8.     Utilities Series:
       Foreign Securities: ...................  35%
       Lower Rated Bonds: ....................  up to (but not including) 20%
       Securities Lending: ...................  30%

9.     High Income Series:
       Foreign Securities: ...................  25%
       Emerging Markets: .....................  5%
       Lower Rated Bonds: ....................  100%
       Securities Lending: ...................  30%

10.    Global Government Series:
       Foreign Securities
       (including Emerging
       Market Securities): ...................  100%
       Lower Rated Bonds: ....................  25%
       Securities Lending: ...................  30%

11.    Emerging Markets Equity Series:
       Emerging Markets: .....................  100%
       Lower Rated and Brady Bonds: ..........  15%
       Securities Lending: ...................  30%

                 Investment                 Percentage Limitation
                 Limitation                 (based on net assets)
       ------------------------------  ------------------------------
12.    Bond Series:
       Non-Dollar Denominated
       Non-Canadian Foreign
       Securities: ..................  10%
       Lower Rated Bonds: ...........  up to (but not including) 20%
       Securities Lending: ..........  30%

13.    Limited Maturity Series:
       Securities Lending: ..........  30%

14.    Money Market Series:
       Bank obligations where the
       issuing bank has capital,
       surplus and undivided profits
       less than or equal to $100
       million: .....................  10%


III   INVESTMENT RESTRICTIONS


      Each Series has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Series' shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a Series, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a Series, as applicable, present at a meeting if holders of more than 50% of the outstanding shares of the Trust or a Series, as applicable, are represented in person or by proxy). Except for Investment Restriction (1) and nonfundamental investment policy (1), these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of any of the restrictions.


      The Trust, on behalf of any Series, may not:

     (1) borrow amounts in excess of 33-1/3% of its assets including amounts borrowed and then only as a temporary measure for extraordinary or emergency purposes;

     (2) underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security;

     (3) purchase or sell real estate (including limited partner ship interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities;

     (4) issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

     (5) make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series' assets in repurchase agreements, shall not be considered the making of a loan; or

     (6) purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations, (ii) the High Income Series may invest up to 40% of its gross assets in each of the electric utility and telephone industries, (iii) the Money Market Series may invest up to 75% of its assets in all finance companies as a group, all banks and bank holding companies as a group and all utility companies as a group when in the opinion of management yield differentials and money market conditions suggest and when cash is available for such investment and instruments are available for purchase which fulfill that Series' objective in terms of quality and marketability, (iv) the Emerging Markets Equity Series may invest up to 40% of its assets in each of the electric utility and telephone industries and (v) the Utilities Series will invest at least 25% of its gross assets in the utilities industry).

         In addition, each Series has adopted the following nonfundamental policies which may be changed by the vote of the Trust's Board of Trustees without shareholder approval. The Trust, on behalf of any Series, will not:


     (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Series' assets (taken at market value) (10% of assets in the case of the Money Market Series) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series' limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegee), will not be subject to this 15% (10% in the case of the Money Market Series) limitation;

     (2) pledge, mortgage or hypothecate in excess of 33-1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Futures Contracts and Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets;

     (3)  invest for the purpose of exercising control or management;

     (4) hold obligations issued or guaranteed by any one U.S. Governmental agency or instrumentality, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Series to fail to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations issued thereunder on segregated asset accounts that fund variable contracts; and

     (5) invest 25% or more of the market value of its total assets in securities of issuers in any one industry (provided that this restriction does not limit the exceptions set forth in fundamental policy no. (6).


IV    MANAGEMENT OF THE TRUST

      The Board of Trustees of the Trust provides broad supervision over the affairs of each Series. MFS is responsible for the investment management of each Series' assets and the officers of the Trust are responsible for its operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

      Trustees
      NELSON J. DARLING, JR. (born 12/27/20)
      Private Investor and Trustee
      Address: 27 School Street, Boston, Massachusetts

      WILLIAM R. GUTOW (born 9/27/41)
      Private Investor; Real Estate Consultant; Capitol Entertainment (Blockbuster Video Franchise), Vice Chairman.
      Address: 3102 Maple Avenue, #100, Dallas, Texas


      JEFFREY L. SHAMES*, President and Chairman (born 6/2/55)
      Massachusetts Financial Services Company,
      Chairman and Chief Executive Officer


      Officers

      W. THOMAS LONDON*, Treasurer (born 3/1/44)
      Massachusetts Financial Services Company,
      Senior Vice President.

      STEPHEN E. CAVAN*, Secretary and Clerk (born 11/6/53)
      Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary.

      JAMES R. BORDEWICK, JR.*, Assistant Secretary (born 3/6/59)
      Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel.


      JAMES O. YOST*, Assistant Treasurer (born 6/12/60)
      Massachusetts Financial Services Company,
      Senior Vice President.


      MARK E. BRADLEY*, Assistant Treasurer (born 11/23/59)
      Massachusetts Financial Services Company, Vice President (since March
      1997); Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (until September 1994).

      ELLEN MOYNIHAN*, Assistant Treasurer (born 11/13/57)
      Massachusetts Financial Services Company, Vice President (since September
      1996); Deloitte & Touche LLP, Senior Manager (until September 1996).

      ------------------------------
      *"Interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.


         Each officer holds a comparable position with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Mr. Cavan is the Secretary of MFD and holds a similar position with certain other MFS affiliates.


         As of March 31, 1999, all Trustees and officers as a group owned less than 1% of each Series.

      Listed in the chart below are the name, address and percentage of ownership of each person of record or known by the Trust to own of record or beneficially five percent or more of any Series' outstanding securities as of March 31, 1999.



                                                                     % of
                                                                  Outstanding
       Series                       Owner & Address                 Shares
--------------------  ------------------------------------------ ------------
  MFS Emerging        Ameritas Life Insurance Company
  Growth Series       Separate Account VA-2 (Annuity)
                      5900 O Street
                      Lincoln, NE 68510-2234

                      United of Omaha Life Insurance Company
                      Mutual of Omaha Plaza
                      Omaha, NE 68175-0001

                      Union Central Life Insurance Company
                      Group Annuity
                      Mutual Funds--Station 3
                      1876 Waycross Road
                      Cincinnati, OH 45240-2899

                      Merrill Lynch Life Insurance Company
                      4804 Deer Lake Drive East
                      Building 3, Floor 4
                      Jacksonville, FL 32246-6484

                      Pruco Life of Arizona
                      Flexible Premium Variable Annuity Account
                      213 Washington Street
                      Floor 7
                      Newark, NJ 07102-2917

                      CUNA Mutual Life Insurance Company
                      Variable Annuity Account
                      2000 Heritage Way
                      Waverly, IA 50677-9202

                                                                           % of
                                                                        Outstanding
        Series                          Owner & Address                   Shares
----------------------  ---------------------------------------------- ------------
  MFS Capital           The American Franklin Life Insurance Company
  Opportunities         c/o American General Life Insurance Company
  Series                P.O. Box 1591
                        Houston, TX 77251-1591

                        MFS Fund Distributors, Inc.
                        500 Boylston Street
                        Boston, MA 02116-3740

                        United of Omaha Life Insurance Company
                        United of Omaha
                        Omaha, NE 68175-0001

  MFS Research          United of Omaha Life Insurance Company
  Series                Mutual of Omaha Plaza
                        Omaha, NE 68175-0001

                        Merrill Lynch Life Insurance Company
                        4804 Deer Lake Drive East
                        Building 3, Floor 4
                        Jacksonville, FL 32246-6484

                        Pruco Life of Arizona
                        Flexible Premium Variable Annuity Account
                        213 Washington Street
                        Floor 7
                        Newark, NJ 07102-2917

  MFS Growth            Ameritas Life Insurance Company
  With Income           Separate Account VA-2 (Annuity)
  Series                5900 O Street
                        Lincoln, NE 68510-2252

                        Guardian Insurance & Annuity Co., Inc.
                        A/C Guardian SEP A/C E-VA 75
                        c/o Equity Accounting 3S-18
                        3900 Burgess Place
                        Bethlehem, PA 18017-9097

                        Union Central Life Insurance Company
                        Group Annuity
                        Mutual Funds--Station 3
                        1876 Waycross Road
                        Cincinnati, OH 45240-2899

                        Union Central Life Insurance Company
                        Individual Annuity
                        Mutual Funds--Station 3
                        1876 Waycross Road
                        Cincinnati, OH 45240-2899

                        Protective Variable Annuity
                        P.O. Box 2606
                        Birmingham, AL 35202-2606

                        Guardian Insurance & Annuity Co., Inc.
                        A/C Guardian SEP A/C D-VA 82-NQ
                        c/o Equity Accounting 3S-18
                        3900 Burgess Place
                        Bethlehem, PA 18017-9097

                        Guardian Insurance & Annuity Co., Inc.
                        A/C Guardian SEP A/C D-VA 81-Q
                        c/o Equity Accounting 3S-18
                        3900 Burgess Place
                        Bethlehem, PA 18017-9097

  MFS Total             CG Variable Annuity
  Return Series         Separate Account II
                        c/o Lincoln National Life Insurance Company
                        1300 South Clinton Street
                        Fort Wayne, IN 46802-3506


                                                                           % of
                                                                        Outstanding
        Series                          Owner & Address                   Shares
----------------------  ---------------------------------------------- ------------
  MFS Total             Kansas City Life Insurance Company
  Return Series         Variable Annuity
     (cont.)            P.O. Box 419139
                        Kansas City, MO 64141-6139

                        United Life & Annuity Insurance Company
                        Separate Account One
                        8545 United Plaza Blvd.
                        Baton Rouge, LA 70809-2264

                        The American Franklin Life Insurance Company
                        c/o American General Life Insurance Company
                        P.O. Box 1591
                        Houston, TX 77251-1591

                        Aetna Life Insurance & Annuity Company
                        151 Farmington Avenue
                        Hartford, CT 06156-0001

                        Aetna Investment Company of America
                        151 Farmington Avenue
                        Hartford, CT 06156-0001

                        First Citicorp Life Insurance Company
                        Citicorp Plaza
                        P.O. Box 7031
                        Dover, DE 19903-7031

  MFS Utilities         Ameritas Life Insurance Company
  Series                Separate Account VA-2 (Annuity)
                        5900 O Street
                        Lincoln, NE 68510-2252

                        CG Variable Annuity Separate Account II
                        c/o Lincoln National Life Insurance Company
                        1300 South Clinton Street
                        Fort Wayne, IN 46802-3506

                        Kansas City Life Insurance Company
                        Variable Annuity
                        P.O. Box 419139
                        Kansas City, MO 64141-6139

                        Jefferson-Pilot
                        Separate Account A
                        P.O. Box 21008
                        Greensboro, NC 27420-1008

  MFS High Income       United of Omaha Life Insurance Company
  Series                Mutual of Omaha Plaza
                        Omaha, NE 68175-0001

                        Union Central Life Insurance Company
                        Group Annuity
                        Mutual Funds--Station 3
                        1876 Waycross Road
                        Cincinnati, OH 45240-2899

                        Union Central Life Insurance Company
                        Individual Annuity
                        Mutual Funds--Station 3
                        1876 Waycross Road
                        Cincinnati, OH 45240-2899

  MFS Global            CUNA Mutual Life Insurance Company
  Governments           Variable Annuity Account
  Series                2000 Heritage Way
                        Waverly, IA 50677-9202

                        Ameritas Life Insurance Company
                        Separate Account VA-2 (Annuity)
                        5900 O Street
                        Lincoln, NE 68510-2252

                                                                               % of
                                                                            Outstanding
         Series                            Owner & Address                    Shares
------------------------  ------------------------------------------------ ------------
     MFS World            United of Omaha Life Insurance Company
     Governments          Mutual of Omaha Plaza
     Series (cont.)       Omaha, NE 68175-0001

                          First Citicorp Life Insurance Company
                          Citicorp Plaza
                          P.O. Box 7031
                          Dover, DE 19903-7031

     MFS/Foreign &        MFS Fund Distributors, Inc.
     Colonial Emerging    500 Boylston Street
     Markets Equity       Boston, MA 02116-3740
     Series
                          COVA Financial Services Life Insurance Company
                          d.b.a. COVA Variable Annuity Account One
                          P.O. Box 295
                          Des Moines, IA 50301-0295

     MFS Bond Series      Kansas City Life Insurance Company
                          Variable Annuity
                          P.O. Box 419139
                          Kansas City, MO 64141-6139

                          First Citicorp Life Insurance Company
                          Citicorp Plaza
                          P.O. Box 7031
                          Dover, DE 19903-7031

                          Citicorp Life Insurance Company
                          Citicorp Plaza
                          P.O. Box 7031
                          Dover, DE 19903-7031

     MFS Limited          MFS Fund Distributors, Inc.
     Maturity Series      500 Boylston Street
                          Boston, MA 02116-3740

                          Valley Forge Life Insurance Company
                          Variable Annuity Separate Account
                          Financial Administration Services, Inc.
                          1290 Silas Deane Highway
                          Wethersfield, CT 06109-4303

     MFS Money            Citicorp Life Insurance Company
     Market Series        Citicorp Plaza
                          P.O. Box 7031
                          Dover, DE 19903-7031

                          First Citicorp Life Insurance Company
                          Citicorp Plaza
                          P.O. Box 7031
                          Dover, DE 19903-7031



      The Trust pays the compensation of non-interested Trustees (who will receive a fee of $200 per year per Series plus $92 per meeting and $100 per committee meeting attended per Series, together with such Trustee's out-of-pocket expenses).


      Trustee Compensation Table(1)


                                                            Total Trustee
                                                              Fees from
                                        Trustee Fees          the Fund
Name of Trustee                     from each Series(1)      Complex(2)
--------------------------------   ---------------------   --------------
     Nelson J. Darling .........            $985           $35,200
     William R. Gutow ..........             985            35,200



      ------------------------------
      (1) For the fiscal year ended December 31, 1998.
      (2) For calendar year ended December 31, 1998. Mr. Darling served as Trustee of 23 funds advised by MFS (having aggregate net assets at December 31, 1998 of approximately $2.9 billion).


      The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities of the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

      Investment Adviser
      MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").

      Investment Advisory Agreement

      MFS manages the assets of each Series pursuant to an Investment Advisory Agreement with the Trust on behalf of each Series (the "Advisory Agreement"). Under the Advisory Agreement, MFS provides the Series with overall investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Series. For these services and facilities, the Adviser receives an annual management fee, computed and paid monthly, as disclosed in the Prospectus under the heading "Management of the Series."

         For the Trust's fiscal years ended December 31, 1998, 1997 and 1996, respectively, MFS received the following aggregate fees and MFS assumed the following fees, in whole or in part, for the same periods:

      For the fiscal year ended December 31, 1998:



                                                                 Expenses
                                               Management Fee    Assumed
Series(1)                                      Paid to MFS(1)     by MFS
--------------------------------------------- ----------------  ---------
     Emerging Growth Series ................. $4,606,555        $    0
     Capital Opportunities Series ...........    101,832        11,429
     Research Series ........................  3,066,232             0
     Growth With Income Series ..............  1,040,559             0
     New Discovery Series ...................      4,893        21,983
     Total Return Series ....................
     Utilities Series .......................    387,425             0
     High Income Series .....................    282,421             0
     Global Governments Series ..............
     Emerging Markets Equity Series .........
     Bond Series ............................
     Limited Maturity Series ................
     Money Market Series ....................     45,200        30,822



      ------------------------------
      (1) After any applicable fee reduction.

      For the fiscal year ended December 31, 1997:



                                                                    Expenses
                                                  Management Fee    Assumed
Series                                            Paid to MFS(1)     by MFS
------------------------------------------------ ----------------  ---------
     Emerging Growth Series .................... $1,887,980        $    0
     Capital Opportunities Series ..............     32,114        45,870
     Research Series ...........................  1,343,324             0
     Growth With Income Series .................    188,365        26,920
     Total Return Series .......................    331,670         9,651
     Utilities Series ..........................    131,652        35,371
     High Income Series ........................    169,309        30,909
     World Governments Series ..................    247,419        50,767
     Emerging Markets Equity Series(2) .........      3,350        11,922
     Bond Series ...............................     13,699        59,063
     Limited Maturity Series ...................      3,129        29,715
     Money Market Series .......................     26,348        40,048


      ------------------------------

      (1) After any applicable fee reduction.

      (2) For the period from the commencement of investment operations on October 16, 1997 to December 31, 1997.


      For the fiscal year ended December 31, 1996:


                                                                  Expenses
                                                Management Fee     Assumed
Series(1)                                       Paid to MFS(2)     by MFS
---------------------------------------------- ----------------  ----------
     Emerging Growth Series .................. $314,262          $62,962
     Capital Opportunities Series(3) .........    3,196           12,079
     Research Series .........................   92,348           56,859
     Growth With Income Series. ..............   30,792           42,658
     Total Return Series .....................   60,979           87,721
     Utilities Series ........................   39,863           91,877
     High Income Series ......................   56,169           45,293
     World Governments Series. ...............  126,898          172,556
     Bond Series .............................    2,924           40,829
     Limited Maturity Series(3) ..............    1,064           12,705
     Money Market Series .....................      858           46,831


      ------------------------------

      (1) The Emerging Markets Equity Series had not commenced investment operations prior to December 31, 1996.
      (2) After any applicable fee reduction.

      (3) For the period from the commencement of investment operations on August 14, 1996 to December 31, 1996.



         MFS pays the compensation of the Trust's officers and of any Trustee who is an officer of MFS. MFS also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing each Series' investments, effecting its portfolio transactions.


         The Advisory Agreement with the Trust will remain in effect until August 1, 1999, and will continue in effect thereafter with respect to any Series only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Series' shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated with respect to any Series without penalty by vote of a majority of the Series' shares (as defined in "Investment Restrictions") or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement with respect to each Series provides that if MFS ceases to serve as the investment adviser to the Series, the Series will change its name so as to delete the term "MFS" and that MFS may render services to others and may permit other fund clients to use the term "MFS" in their names. The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Series, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.

      FCM -- FCM serves as the Emerging Markets Equity Series' sub-adviser pursuant to a Sub-Advisory Agreement, dated October 16, 1997 between the Adviser and FCM (the "FCM Sub-Advisory Agreements"). The FCM Sub-Advisory Agreement provides that the Adviser may delegate to FCM the authority to make investment decisions for the Series. It is presently intended that FCM will provide portfolio management services for the Series. For these services, the Adviser pays FCM an annual fee computed and paid monthly in an amount equal to 0.65% of the average daily net assets managed by FCM of the Series.



      FCEM -- FCEM serves as the Foreign & Colonial Emerging Markets Equity Series' sub-adviser pursuant to a Sub-Advisory Agreement, dated October 16, 1997 between FCM and FCEM (the "FCEM Sub-Advisory Agreement" and together with the FCM Sub-Advisory Agreement, the "Sub-Advisory Agreement"). The FCEM Sub-Advisory Agreement provides that FCM may delegate to FCEM the authority to make investment decisions for the Series. It is presently intended that FCEM will provide portfolio management services for the portion of the assets of the Series invested in emerging markets securities. For these services, FCM pays FCEM an annual fee computed and paid monthly in an amount equal to 0.65% of the average daily net assets managed by FCEM of the Series.

      Sub-Advisory Agreements -- Each Sub-Advisory Agreement will remain in effect until August 1, 1999, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by the vote of a majority of the Series' outstanding shares, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. Each FCM Sub-Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by the Trustees, by vote of a majority of the Series' outstanding shares, by the Adviser on not less than 30 days' nor more than 60 days' written notice or by FCM, on not less than 60 days' nor more than 90 days' written notice. The FCEM Sub-Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by the Trustees, by vote of a majority of the Series' on not less than 60 days' nor more than 90 days' written notice.

      The FCM Sub-Advisory Agreement provides that if FCM ceases to serve as the sub-adviser to the Series, the Series will change its name so as to delete the words "Foreign & Colonial" and that FCM may render services to others and may permit other fund clients to use the words "Foreign & Colonial" in their names. Each Sub-Advisory Agreement specifically provides that neither FCM or FCEM, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Series, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Sub-Advisory Agreement.

      Administrator

      MFS provides each Series with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Amendment dated March 1, 1997, as amended. Under this Agreement, each Series pays MFS an administrative fee up to 0.015% per annum of the Series' average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.


         For the period commencing March 1, 1997 through December 1, 1997 and the year ended December 31, 1998, MFS received fees under the Administrative Services Agreement, from each Series, as follows:




                                           Administrative Fee
                                               Paid to MFS
                                       ---------------------------
Series                                  Period Ended    Year Ended
--------------------------------------    12/31/97       12/31/98
     Emerging Growth .................
     Capital Opportunities ...........
     Research ........................
     Growth With Income ..............
     New Discovery ...................
     Total Return ....................
     Utilities .......................
     High Income .....................
     Global Governments ..............
     Emerging Markets Equity .........
     Bond ............................
     Limited Maturity ................
     Money Market ....................


      Custodian

      State Street Bank and Trust Company (the "Custodian") is the custodian of the Trust's assets. The Custodian's responsibilities include safekeeping and controlling each Series' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on a Series' investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Series. The Custodian does not determine the investment policies of the Series or decide which securities the Series will buy or sell. Each Series may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. State Street Bank and Trust Company serves as the dividend and distribution disbursing agent of the Series.

      Shareholder Servicing Agent

      MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS and a registered transfer agent, is each Series' shareholder servicing agent, pursuant to a Shareholder Servicing Agent Agreement with the Trust on behalf of the Series, dated as of April 14, 1994 (the "Agency Agreement"). The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of shares of the Series. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets at an effective annual rate of 0.035%. In addition, the Shareholder Servicing Agent will be reimbursed by a Series for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Series. State Street Bank and Trust Company, the dividend and distribution disbursing agent for the Series, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend disbursing agent functions for the Series.




                                       Shareholder Servicing Agent Fees
                                       --------------------------------
                                                  Year Ended
Series
--------------------------------------  12/31/98    12/31/97   12/31/96
     Emerging Growth .................
     Capital Opportunities ...........
     Research ........................
     Growth With Income ..............
     New Discovery ...................
     Total Return ....................
     Utilities .......................
     High Income .....................
     Global Governments ..............
     Emerging Markets Equity .........
     Bond ............................
     Limited Maturity ................
     Money Market ....................


      Distributor

      MFD, a wholly owned subsidiary of MFS, serves as the distributor for the continuous offering of shares of the Trust pursuant to a Distribution Agreement dated as of April 14, 1994 (the "Distribution Agreement").


         As agent, MFD currently offers shares of each Series on a continuous basis. The Distribution Agreement provides that MFD accepts orders for shares at net asset value as no sales commission or load is charged. MFD has made no firm commitment to acquire shares of any Series.

         The Distribution Agreement will remain in effect until August 1, 1999 and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Restrictions") and in either case, by a majority of the Trustees who are not parties to such Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


V     PORTFOLIO TRANSACTIONS AND BROKERAGE
      COMMISSIONS

      Specific decisions to purchase or sell securities for a Series are made by employees of MFS, who are appointed and supervised by its senior officers. Changes in a Series' investments are reviewed by the Trust's Board of Trustees. A Series' portfolio manager may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. MFS has complete freedom as to the markets in and the broker-dealers through which it seeks this result. MFS attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Series and other clients of MFS on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities, such as fixed income securities, which are principally traded in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers (where no stated commissions are paid but the prices include a dealer's markup or markdown), MFS normally seeks to deal directly with the primary market makers, unless in its opinion, better prices are available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. Securities firms or futures commission merchants may receive brokerage commissions on transactions involving options, Futures Contracts and Options on Futures Contracts and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions. From time to time, soliciting dealer fees are available to MFS on the tender of a Series' portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Series by MFS. At present no other recapture arrangements are in effect.

         Under the Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, MFS may cause a Series to pay a broker-dealer which provides brokerage and research services to MFS an amount of commission for effecting a securities transaction for a Series in excess of the amount other broker-dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or MFS's overall responsibilities to the Series or to its other clients. Not all of such services are useful or of value in advising a Series.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of purchasing or selling securities, and the availability of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


         Although commissions paid on every transaction will, in the judgment of MFS, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Series' and MFS's other clients, in part for providing advice as to the availability of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.


         Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to MFS for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of a Series. The Trustees (together with the Trustees of certain other MFS funds) have directed MFS to allocate a total of $72,150 of commission business from certain MFS funds (including the Series) to the Pershing Division of Donaldson, Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between each Series and MFS).


         The investment management personnel of MFS attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by MFS as a consideration in the selection of brokers to execute portfolio transactions. However, MFS is unable to quantify the amount of commissions which will be paid as a result of such Research because a substantial number of transactions will be effected through brokers which provide Research but which were selected principally because of their execution capabilities.

         The management fee that each Series pays to MFS will not be reduced as a consequence of the receipt of brokerage and research services by MFS. To the extent a Series' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Series will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to MFS in serving both a Series and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to MFS in carrying out its obligations to the Series. While such services are not expected to reduce the expenses of MFS, MFS would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.


         [1998 information to be provided] For fiscal year ended December 31, 1997, the Emerging Growth Series, Capital Opportunities Series, Research Series, Growth With Income Series, Total Return Series, Utilities Series, High Income Series, World Governments Series and Limited Maturity Series paid brokerage commissions of $558,527, $21,178, $551,920, $48,902,
      $41,930, $72,725 and $55, respectively, on total transactions of $361,445,006, $13,529,479, $417,835,632, $54,766,004, $37,761,104,
      $37,336,000 and $9,651, respectively. For the period from October 16, 1997, through December 31, 1997, the Emerging Markets Equity Series paid brokerage commissions of $2,929 on total transactions of $892,279. For fiscal year ended December 31, 1996, the Emerging Growth Series, Capital Opportunities Series, Research Series, Growth With Income Series, Total Return Series and Utilities Series paid brokerage commissions of $110,808, $2,473, $49,208, $7,661, $10,035 and $20,924, respectively, on total transactions of $73,634,924, $1,578,092, $31,609,275, $9,321,266,
      $9,329,814, and $11,241,156, respectively. Not all of the Series' transactions are equity security transactions which involve the payment of brokerage commissions. [During the fiscal year ended December 31, 1998, the Emerging Growth Series owned securities issued separately by Lehman Brothers and Morgan Stanley, which had a value of $499,800 and $1,466,300, respectively, at fiscal year end; Research Series owned securities issued separately by Chase Manhattan, Merrill Lynch and Morgan Stanley, which had a value of $3,266,604, $1,706,737 and $1,158,850, respectively, at fiscal year end; Growth With Income Series owned securities issued separately by Chase Manhattan and Merrill Lynch, which had a value of $120,450 and $262,575, respectively, at fiscal year end; Total Return Series owned securities issued separately by Chase Manhattan, Merrill Lynch, Morgan Stanley and Nationsbank, which had a value of $247,689, $138,581, $289,712 and $442,715, respectively, at fiscal year end; Bond Series owned securities issued separately by Lehman Brothers and Bear Sterns, which had a value of $10,584 and $100,786, respectively, at fiscal year end; and Limited Maturity Series owned securities issued by Bear Stearns, which had a value of $30,236 at fiscal year end.] Each of these entities are regular broker dealers of such Series.

         In certain instances there may be securities which are suitable for a Series' portfolio as well as for that of one or more of the other clients of MFS. Investment decisions for a Series and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Series is concerned. In other cases, however, it is believed that a Series' ability to participate in volume transactions will produce better executions for the Series.


VI    TAX STATUS

      Shares of the Series are offered only to the separate accounts of the Participating Insurance Companies that fund Contracts. See the applicable Contract prospectus for a discussion of the special taxation of those companies with respect to those accounts and of the Contract holders.

         Each Series of the Trust has elected (and, in the case of the New Discovery Series, intends to elect) to be, and to qualify each year for treatment as, a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of each Series' gross income, the amount of each Series' distributions and the composition of each Series' portfolio assets. Because each Series intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any of the Series will be required to pay any federal income or excise taxes, although a Series which has foreign-source income may be subject to foreign withholding taxes. If any of the Series should fail to qualify as a "regulated investment company" in any year, that Series would incur regular corporate federal income tax upon its taxable income.

         Each Series intends to continue to diversify its assets as required by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the proportion of each Series' assets that may be represented by any single investment and securities from the same issuer. If a Series should fail to comply with these requirements, Contracts that invest in the Series would not be treated as annuity, endowment or life insurance contracts under the Code.


         Any investment by a Series in zero coupon bonds, deferred interest bonds, PIK bonds, certain stripped securities and certain securities purchased at a market discount will cause the Series to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Series, the Series may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Series.

         A Series' transactions in options, Futures Contracts, Forward Contracts, short sales "against the box" and swaps and related transactions will be subject to special tax rules that may affect the amount, timing and character of Series income and distributions to shareholders. For example, certain positions held by a Series on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any resulting gain or loss, in addition to gains and losses from actual dispositions of those positions, will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Series that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Series losses, adjustments in the holding periods of Series securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Series will limit its activities in options, Futures Contracts, Forward Contracts, "short sales against the box" and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

         Special tax considerations apply with respect to foreign investments of a Series. Foreign exchange gains and losses realized by the Series will generally be treated as ordinary income and losses. Use of foreign currencies for non-hedging purposes and investment by a Series in "passive foreign investment companies" may be limited in order to avoid a tax on the Series. Investment income received by a Series from foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Series to a reduced rate of tax or an exemption from tax on such income; the Series' intend to qualify for treaty reduced rates where available. It is impossible, however, to determine a Series' effective rate of foreign tax in advance, since the amount of the Series' assets to be invested within various countries is not known.

VII   NET INCOME AND DISTRIBUTIONS

      Money Market Series

      The net income attributable to the Money Market Series is determined each day during which the Exchange is open for trading. As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day. (For taxation information on distributions, see "Information Concerning Shares of Each Series-- Distributions" in the Prospectus.)


         For this purpose, the net income attributable to shares of the Money Market Series (from the time of the immediately preceding determination thereof) shall consist of (i) all interest income accrued on the portfolio assets of the Money Market Series, (ii) less all actual and accrued expenses of the Money Market Series determined in accordance with generally accepted accounting principles, and (iii) plus or minus net realized gains and losses and net unrealized appreciation or depreciation on the assets of the Money Market Series, if any. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity.


         Since the net income is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Money Market Series divided by the number of shares outstanding) remains at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in its account.


         It is expected that the shares of the Money Market Series will have a positive net income at the time of each determination thereof. If for any reason the net income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Money Market Series would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month (or during the month in the case of an account liquidated in its entirety), the Money Market Series could reduce the number of its outstanding shares by treating each shareholder of the Money Market Series as having contributed to its capital that number of full and fractional shares of the Money Market Series in the account of such shareholder which represents its proportion of such excess. Each shareholder of the Money Market Series will be deemed to have agreed to such contribution in these circumstances by its investment in the Money Market Series. This procedure would permit the net asset value per share of the Money Market Series to be maintained at a constant $1.00 per share.

      All Other Series
      Each Series other than the Money Market Series intends to distribute to its shareholders annually dividends equal to all of its net investment income. Such Series' net investment income consists of non-capital gain income less expenses. Such Series intend to distribute net realized short- and long-term capital gains, if any, at least annually. Shareholders will be informed of the tax consequences of such distributions, including whether any portion represents a return of capital, after the end of each calendar year. (For additional taxation information, see "Tax Status" above.)

VIII  DETERMINATION OF NET ASSET VALUE;
      PERFORMANCE INFORMATION

      Net Asset Value
      The net asset value per share of each Series is determined each day during which the Exchange is open for trading. This determination is made once during each such day as of the close of regular trading on the Exchange by deducting the amount of a Series' liabilities from the value of its assets and dividing the difference by the number of shares of the Series outstanding.

      Money Market Series
      Portfolio securities of the Money Market Series are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes. The Money Market Series will limit its portfolio to those investments in U.S. dollar-denominated instruments which the Board of Trustees determines present minimal credit risks, and which are of high quality as determined by any major rating service or, in the case of any instrument that is not so rated, of comparable quality as determined by the Board of Trustees. The Money Market Series has also agreed to maintain a dollar-weighted average maturity of 90 days or less and to invest only in securities maturing in 13 months or less. The Board of Trustees has established procedures designed to stabilize the net asset value per share of the Money Market Series, as computed for the purposes of sales and redemptions, at $1.00 per share. If the Trustees determine that a deviation from the $1.00 per share price may exist which may result in a material dilution or other unfair result to investors or existing shareholders, they will take corrective action they regard as necessary and appropriate, which action could include the sale of instruments prior to maturity (to realize capital gains or losses); shortening average portfolio maturity; withholding dividends; or using market quotations for valuation purposes.


      All Other Series
      Securities, Futures Contracts and options in a Series' portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the Nasdaq stock market, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Debt securities (other than short-term obligations but including listed issues) in a Series' portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yields, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations, if any, in a Series' portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term securities with a remaining maturity in excess of 60 days will be valued based upon dealer supplied valuations. Portfolio securities and over-the-counter options, for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.


      Performance Information


      Money Market Series
      The Money Market Series will provide current annualized and effective annualized yield quotations based on the daily dividends of shares of the Money Market Series. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders.

         Any current yield quotation of the Money Market Series which is used in such a manner as to be subject to the provisions of Rule 482(d) under the 1933 Act shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one share of that class at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Money Market Series so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. These yield quotations should not be considered as representative of the yield of the Money Market Series in the future since the yield will vary based on the type, quality and maturities of the securities held in its portfolio, fluctuations in short-term interest rates and changes in the Money Market Series expenses. Yield quotations for the Series are presented in Appendix C attached hereto.

      All Other Series
      Total Rate of Return -- Each Series, other than the Money Market Series, will calculate its total rate of return of its shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested) to reach the value of that investment at the end of the periods. Each Series may also calculate total rates of return which represent aggregate performance over a period or year-by-year performance. Total rate of return quotations for each Series are presented in Appendix C attached hereto.

      Yield -- Any yield quotation for a Series, other than the Money Market Series, is based on the annualized net investment income per share of that Series for the 30-day period ended December 31, 1998 (the end of the Trust's fiscal year). The yield for such a Series is calculated by dividing its net investment income earned during the period by the offering price per share of that Series on the last day of the period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest of that Series during the period, minus accrued expenses of that Series for the period by (ii) the average number of shares of that Series entitled to receive dividends during the period multiplied by the offering price per share on the last day of the period. Yield quotations for each Series are presented in Appendix C attached hereto.


         From time to time each Series may, as appropriate, quote fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., Variable Annuity Research Data Service, CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Series' performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

         From time to time a Series may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Series; the Series' portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

         The Series may also quote evaluations mentioned in independent radio or television broadcasts.

         From time to time the Series may use charts and graphs to illustrate the past performance of various indices such as those mentioned above.


         From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planning[TM] program, an intergenerational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.


      MFS Firsts

      MFS has a long history of innovations.

      o 1924 -- Massachusetts Investors Trust is established as the first open-end mutual fund in America.

      o 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

      o 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

      o 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the 1933 Act ("Truth in Securities Act" or "Full Disclosure Act").

      o 1936 -- Massachusetts Investors Trust is the first mutual fund to allow shareholders take capital gain distributions either in additional shares or in cash.

      o 1976 -- MFS[RegTM] Municipal Bond Fund is among the first municipal bond funds established.

      o 1979 -- Spectrum becomes the first combination fixed/ variable annuity with no initial sales charge.

      o 1981 -- MFS[RegTM] Global Governments Fund is established as America's first globally diversified fixed income mutual fund.

      o 1984 -- MFS[RegTM] Municipal High Income Fund is the first mutual fund to seek high tax-free income from lower-rated municipal securities.

      o 1986 -- MFS[RegTM] Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

      o 1986 -- MFS[RegTM] Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

      o 1987 -- MFS[RegTM] Multimarket Income Trust is the first closed-end, multimarket high income fund listed on the New York Stock Exchange.

      o 1989 -- MFS Regatta becomes America's first non-qualified market value adjusted fixed/variable annuity.

      o 1990 -- MFS[RegTM] Global Total Return Fund is the first global balanced fund.

      o 1993 -- MFS[RegTM] Global Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisers.

      o 1993 -- MFS becomes money manager of MFS[RegTM] Union Standard[RegTM] Equity Fund, the first fund to invest solely in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.


IX    DESCRIPTION OF SHARES, VOTING RIGHTS
      AND LIABILITIES


      The Trust's Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of the fourteen series identified on page 2 hereof. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. The Trustees have no current intention to classify more than one class of shares. Each share of a Series represents an equal proportionate interest in the assets of the Series. Upon liquidation of a Series, shareholders of the Series are entitled to share pro rata in the net assets of the Series available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class would participate equally in the earnings, dividends and assets allocable to that class of the particular series.


      Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. To the extent any Series' shareholder owns a controlling percentage of the Series' shares, such shareholder may affect the outcome of such matters to a greater extent than other Series shareholders (see "Description of Shares, Voting Rights and Liabilities" in the Prospectus). Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees in accordance with the provisions of Section 16(c) of the 1940 Act. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the Trust's shares. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares (as defined in "Investment Restrictions") will be sufficient. The Trust or any series of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, or (ii) by the Trustees by written notice to the shareholders of the Trust of the affected series. If not so terminated, the Trust will continue indefinitely.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that it shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort or other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


      The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


X     INDEPENDENT AUDITORS AND FINANCIAL
      STATEMENTS


      Deloitte & Touche LLP are the Trust's independent auditors, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC. The Portfolio of Investments at December 31, 1998, the Statement of Assets and Liabilities at December 31, 1998, the Statement of Operations for the period ended December 31, 1998, the Statement of Changes in Net Assets for the period ended December 31, 1998, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Reports to Shareholders of the Series, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Copies of these Annual Reports accompany this SAI.

     APPENDIX A



      INVESTMENT TECHNIQUES, PRACTICES
      AND RISKS


      Set forth below is a description of investment techniques and practices which the Series may generally use in pursuing their investment objectives and principal investment policies, and the associated risks associated with these investment techniques and practices. A Series will engage only in certain of these investment techniques and practices, as identified in Appendix A of the Trust's Prospectus. Investment practices and techniques that are not identified in Appendix A of the Trust's Prospectus do not apply to a Series.



      INVESTMENT TECHNIQUES AND PRACTICES

      Debt Securities

      To the extent the Series invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. The Series' investment in debt securities with longer terms to maturity are subject to greater volatility than the Series' shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

      Asset-Backed Securities: The Series may purchase the following types of asset-backed securities:

         Collateralized Mortgage Obligations and Multiclass Pass-Through
      Securities: The Series may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral referred to collectively as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.


         Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting of interest payments or principal payments.


         The Series may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

         Corporate Asset-Backed Securities: The Series may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. These securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities weighted average life and may lower their return.

         Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Series will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associ-



                                     A -- 1
      ated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


         Mortgage Pass-Through Securities: The Series may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Series may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage pass-through securities held by the Series may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.


      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association "FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

         Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans Administration ("VA")-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

         FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers


                                     A -- 2
      of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Series may also buy mortgage-related securities without insurance or guarantees.

         Stripped Mortgage-Backed Securities: The Series may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "I0" class) while the other class will receive all of the principal (the principal-only or "P0" class). The yield to maturity on an I0 is extremely sensitive to the rate of principal payments, including prepayments on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

         Corporate Securities: The Series may invest in debt securities, such as convertible and non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and other similar entities.

         Loans and Other Direct Indebtedness: The Series may purchase loans and other direct indebtedness. In purchasing a loan, the Series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrowers obligation, or that the collateral can be liquidated.

         These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Series would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Series would purchase an assignment of a portion of a lenders interest in a loan either directly from the lender or through an intermediary. The Series may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

         Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments which obligate the Series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

         The Series' ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the Series will purchase, the Adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As the Series may be required to rely upon another lending institution to collect and pass onto the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, the Series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of the Series' portfolio investments. The highly leveraged nature of many such



                                     A -- 3
      loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

         Lower Rated Bonds: The Series may invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps and comparable unrated securities (commonly known as "junk bonds"). See Appendix B for a description of bond ratings. No minimum rating standard is required by the Series. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.

         While the Adviser may refer to ratings issued by established credit rating agencies, it is not the Series' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent a Series invests in these lower rated securities, the achievement of its investment objectives may be a more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds.

         Municipal Bonds: The Series may invest in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. The Series may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.


         If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

         Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

         Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.



                                     A -- 4

         Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.


         The Series may invest in municipal lease securities. These are undivided interests in a portion of an obligation in the from of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of municipal lease securities, both within a particular classification and between classifications, depending on numerous factors.

         The Series may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

         Speculative Bonds: The Series may invest in fixed income and convertible securities rated Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps and comparable unrated securities. See Appendix B for a description of bond ratings. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

         U.S. Government Securities: The Series may invest in U.S. Government Securities including (i) U.S. Treasury obligations, all of which are backed by the full faith and credit of the U.S. Government and (ii) U.S. Government Securities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association; and some of which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, e.g., obligations of the Federal National Mortgage Association ("FNMA").


         U.S. Government Securities also include interest in trust or other entities representing interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.


         Variable and Floating Rate Obligations: The Series may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Series on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Series is entitled to receive payment of the obligation upon demand or
      (ii) the period remaining until the obli-



                                     A -- 5
      gation's next interest rate adjustment. If not redeemed by the Series through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds: The Series may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series' distribution obligations.


      Equity Securities

      The Series may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.


      Foreign Securities Exposure

      The Series may invest in various types of foreign securities, or securities which provide the Series with exposure to foreign securities or foreign currencies, as discussed below:

      Brady Bonds: The Series may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

      Depositary Receipts: The Series may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts. ADRs are certificates by a U.S. depositary (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, ADRs are in registered form and are designed for use in U.S. securities markets and GDRs are in bearer form and are designed for use in foreign securities markets. For the purposes of the Series' policy to invest a certain percentage of its assets in foreign securities, the investments of the Series in ADRs, GDRs and other types of depositary receipts are deemed to be investments in the underlying securities.

         ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Series may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Series may purchase securities in local markets and direct delivery of these ordinary shares to the local depositary of an ADR agent bank in foreign country. Simultaneously, the ADR agents create a certificate which settles at the Series' custodian in five days. The Series may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accord-



                                     A -- 6
      ingly, information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.


      Dollar-Denominated Foreign Debt Securities: The Series may invest in dollar-denominated foreign debt securities. Investing in dollar-denominated foreign debt represents a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods.

      Emerging Markets: The Series may invest in securities of government, government-related, supranational and corporate issuers located in emerging markets. Such investments entail significant risks as described below.

      o Company Debt -- Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Series' portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Series' assets should these conditions recur.

      o Default; Legal Recourse -- The Series may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by the Series defaults, the Series may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Series' ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

      o Foreign Currencies -- The securities in which the Series invests may be denominated in foreign currencies and international currency units and the Series may invest a portion of its assets directly in foreign currencies. Accordingly, the weakening of these currencies and units against the U.S. dollar may result in a decline in the Series' asset value.

        Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Series' portfolio securities are denominated may have a detrimental impact on the Series' net asset value.


      o Inflation -- Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

      o Liquidity; Trading Volume; Regulatory Oversight -- The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

        The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.


        The risk also exists that an emergency situation may arise in one or more emerging markets, as a result of which trading of securities may cease or may be substantially curtailed and prices for the Series' securities in such markets may not be readily available. The Series may suspend redemption of its shares for any period during which an emergency exists, as



                                     A -- 7
         determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if the Series believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Series' identification of such condition until the date of the SEC action, the Series' securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

      o Sovereign Debt -- Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Series and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Series) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceedings by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


        Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

        The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

        To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

        Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.


      o Withholding -- Income from securities held by the Series could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Series makes its investments. The Series' net asset value may also be affected by changes in the rates or methods of taxation applicable to the Series or to entities in which the Series has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

      Foreign Securities: The Series may invest in dollar-denominated and non dollar-denominated foreign securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, securities settlement practices, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more



                                     A -- 8
      volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. As a result of its investments in foreign securities, the Series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Series may hold such currencies for an indefinite period of time. While the holding of currencies will permit the Series to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Series to risk of loss if exchange rates move in a direction adverse to the Series' position. Such losses could reduce any profits or increase any losses sustained by the Series from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.


      Forward Contracts

      The Series may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract"), for hedging purposes (e.g., to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes.

         A Forward Contract to sell a currency may be entered into where the Series seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Series may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Series intends to acquire.

         If a hedging transaction in Forward Contracts is successful, the decline in the dollar value of portfolio securities or the increase in the dollar cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, the Series may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Series does not presently intend to hold Forward Contracts entered into until maturity, at which time it would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix the Series' profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.

         The Series will also enter into transactions in Forward Contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, the Series may purchase a given foreign currency through a Forward Contract if, in the judgment of the Adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Series may sell the currency through a Forward Contract if the Adviser believes that its value will decline relative to the dollar.

         The Series will profit if the anticipated movements in foreign currency exchange rates occur, which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Series may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

         The use by the Series of Forward Contracts also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.


      Futures Contracts

      The Series may purchase and sell futures contracts ("Futures Contracts") on stock indices, foreign currencies, interest rates or interest-rate related instruments, indices of foreign currencies or commodities. The Series may also purchase and sell Futures Contracts on foreign or domestic fixed income securities or indices of such securities including municipal bond indices and any other indices of foreign or domestic fixed income securities that may become available for trading. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.


         A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, foreign currency or commodity, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement month in which, in the case of the majority of commodities, interest rate and foreign currency futures contracts, the underlying commodities, fixed income securities or currency are delivered by the seller and paid for by the purchaser, or on which, in the case of index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

         The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as


                                     A -- 9

      "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable -- a process known as "mark-to-market."

         Purchases or sales of stock index futures contracts are used to attempt to protect the Series' current or intended stock investments from broad fluctuations in stock prices. For example, the Series may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series' securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Series will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

         Interest rate Futures Contracts may be purchased or sold to attempt to protect against the effects of interest rate changes on the Series' current or intended investments in fixed income securities. For example, if the Series owned long-term bonds and interest rates were expected to increase, the Series might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling some of the long-term bonds in the Series' portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Series' interest rate futures contracts would increase at approximately the same rate, subject to the correlation risks described below, thereby keeping the net asset value of the Series from declining as much as it otherwise would have.

         Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, the Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Series' cash reserves could then be used to buy long-term bonds on the cash market. The Series could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market in certain cases or at certain times, the use of interest rate futures contracts as a hedging technique may allow the Series to hedge its interest rate risk without having to sell its portfolio securities.

         The Series may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the dollar cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Series may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely, the Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Series purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The use by the Series of Futures Contracts also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.


      Indexed Securities

      The Series may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Series may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose



                                    A -- 10
      price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose the Series to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.


         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

      Inverse Floating Rate Obligations

      The Series may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.


      Investment In Other Investment Companies

      The Series may invest in other investment companies. The total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

         Open-End Funds. The Series may invest in open-end investment companies.

         Closed-End Funds. The Series may invest in closed-end investment companies. Such investment may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.


      Lending of Portfolio Securities

      The Series may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms of the New York Stock Exchange (the "Exchange") (and subsidiaries thereof) and member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, an irrevocable letter of credit or United States ("U.S.") Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Series would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the Series would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. The Series would also receive a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The Series would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Series would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.


      Leveraging Transactions

      The Series may engage in the types of transactions described below, which involve "leverage" because in each case the Series receives cash which it can invest in portfolio securities and has a future obligation to make a payment. The use of these transactions by the Series will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of the Series' shares and distributions on the Series' shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Series' shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage and increase the risk of owning or investing in the shares of the Series. These transactions also increase the Series' expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them,



                                    A -- 11
      the use of these transactions by a Series would diminish the investment performance of the Series compared with what it would have been without using these transactions.

      Bank Borrowings: The Series may borrow money for investment purposes from banks and invest the proceeds in accordance with its investment objectives and policies.

      Mortgage "Dollar Roll" Transactions: The Series may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on the mortgage-backed securities. The Series is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Series may also be compensated by receipt of a commitment fee.

         If the income and capital gains from the Series' investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Series compared with what the performance would have been without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Series sells securities becomes insolvent, the Series' right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the Adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

      Reverse Repurchase Agreements: The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series will sell securities and receive cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series. The Series will invest the proceeds received under a reverse repurchase agreement in accordance with its investment objective and policies.


      Options

      The Series may invest in the following types of options, which involves the risks described under the caption "Special Risk Factors -- Option, Futures, Forwards, Swaps and Other Derivative Transactions" in this
      Appendix:

      Options on Foreign Currencies: The Series may purchase and write options on foreign currencies for hedging and non-hedging purposes in a manner similar to that in which Futures Contracts on foreign currencies, or Forward Contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates. The Series may write options on foreign currencies for the same types of hedging purposes. For example, where the Series anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. Foreign currency options written by the Series will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. The use of foreign currency options for non-hedging purposes, like the use of other types of derivatives



                                    A -- 12
      for such purposes, presents greater profit potential but also significant risk of loss and could be considered speculative.


      Options on Futures Contracts: The Series also may purchase and write options to buy or sell those Futures Contracts in which it may invest ("Options on Futures Contracts") as described above under "Futures Contracts." Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.


         An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of initial and variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.


         A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Series' profit or loss on the transaction.

         Options on Futures Contracts that are written or purchased by the Series on U.S. exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the Commodity Futures Trading Commission (the "CFTC") and the performance guarantee of the exchange clearinghouse. In addition, Options on Futures Contracts may be traded on foreign exchanges. The Series may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the Series owns liquid and unencumbered assets equal to the difference. The Series may cover the writing of put Options on Futures Contracts (a) through sales of the underlying Futures Contract, (b) through the ownership of liquid and unencumbered assets equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or where the exercise price of the put held (ii) is less than the exercise price of the put written if the Series owns liquid and unencumbered assets equal to the difference. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by the Series, the Series will be required to sell the underlying Futures Contract which, if the Series has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by the Series is exercised, the Series will be required to purchase the underlying Futures Contract which, if the Series has covered its obligation through the sale of such Contract, will close out its futures position.

         The writing of a call option on a Futures Contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Series will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Series' losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Series may purchase Options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Series could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Series could purchase call Options on Futures Contracts than purchasing the underlying Futures Contracts.



                                    A -- 13

      Options on Securities: The Series may write (sell) covered put and call options, and purchase put and call options, on securities. Call and put options written by the Series may be covered in the manner set forth below.

         A call option written by the Series is "covered" if the Series owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the Series owns liquid and unencumbered assets equal to the amount of cash consideration) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Series holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Series owns liquid and unencumbered assets equal to the difference. A put option written by the Series is "covered" if the Series owns liquid and unencumbered assets with a value equal to the exercise price, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the Series owns liquid and unencumbered assets equal to the difference. Put and call options written by the Series may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

         Effecting a closing transaction in the case of a written call option will permit the Series to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Series to write another put option to the extent that the Series owns liquid and unencumbered assets. Such transactions permit the Series to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Series, provided that another option on such security is not written. If the Series desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

         The Series will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Series is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Series is more than the premium paid for the original purchase. Conversely, the Series will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by the Series is likely to be offset in whole or in part by appreciation of the underlying security owned by the Series.

      The Series may write options in connection with buy-and-write transactions; that is, the Series may purchase a security and then write a call option against that security. The exercise price of the call option the Series determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Series' maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Series' purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/ return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Series' gain will be limited to the premium received, less related transaction costs. If the market price of the underlying security declines or otherwise is below the exercise price, the Series may elect to close the position or retain the option until it is exercised, at which time the Series will be required to take delivery of the security at the exercise price; the Series' return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by the Series in the same market environments that call options are used in equivalent buy-and-write transactions.

         The Series may also write combinations of put and call options on the same security, known as "straddles" with the same exercise price and expiration date. By writing a straddle, the Series



                                    A -- 14
      undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Series will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call option, the Series limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Series assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will not be undertaken by the Series solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         The Series may also purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Series to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Series will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         The Series may also purchase call options to hedge against an increase in the price of securities that the Series anticipates purchasing in the future. If such increase occurs, the call option will permit the Series to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Series upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Series.

      Options on Stock Indices: The Series may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is generally equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." The Series may cover written call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration if the Series owns liquid and unencumbered assets equal to the amount of cash consideration) upon conversion or exchange of other securities in its portfolio. Where the Series covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Series will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Series may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Series owns liquid and unencumbered assets equal to the difference. The Series may cover put options on stock indices by owning liquid and unencumbered assets with a value equal to the exercise price, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the Series owns liquid and unencumbered assets equal to the difference. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Series will receive a premium from writing a put or call option, which increases the Series' gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Series has written a call option falls or remains the same, the Series will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Series will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Series' stock investments. By writing a put option, the Series assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Series correlate with changes in the value of the index, writing covered put options on indices will increase the Series' losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         The Series may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Series will seek to offset a



                                    A -- 15
      decline in the value of securities it owns through appreciation of the put option. If the value of the Series' investments does not decline as anticipated, or if the value of the option does not increase, the Series' loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Series' security holdings.

         The purchase of call options on stock indices may be used by the Series to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Series holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Series will also bear the risk of losing all or a portion of the premium paid it the value of the index does not rise. The purchase of call options on stock indices when the Series is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Series owns.


      The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.


      Reset Options: In certain instances, the Series may purchase or write options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is paid at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

      "Yield Curve" Options: The Series may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

         Yield curve options may be used for the same purposes as other options on securities. Specifically, the Series may purchase or write such options for hedging purposes. For example, the Series may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Series may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Series will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the Series will be "covered". A call (or put) option is covered if the Series holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Series' net liability under the two options. Therefore, the Series' liability for such a covered option is generally limited to the difference between the amount of the Series' liability under the option written by the Series less the value of the option held by the Series. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.



                                    A -- 16

      Repurchase Agreements

      The Series may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Series purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Series, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Series together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the interest rate on the Government securities.

         The repurchase agreement provides that in the event the seller fails to pay the amount agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Series will have the right to liquidate the securities. If at the time the Series is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Series' exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Series. The Series has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Series only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Series has the right to make margin calls at any time if the value of the securities falls below the agreed upon collateral.


      Restricted Securities

      The Series may purchase securities that are not registered under the Securities Act of 1933, as amended ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities") and commercial paper issued under Section 4(2) of the 1933 Act ("4(2) Paper"). A determination is made, based upon a continuing review of the trading markets for the Rule 144A security or 4(2) Paper, whether such security is liquid and thus not subject to the Series' limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and delegated to MFS the daily function of determining and monitoring the liquidity of Rule 144A securities and 4(2) Paper. The Board, however, retains oversight of the liquidity determinations focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in the Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these Rule 144A securities held in the Series' portfolio. Subject to the Series' limitation on investments in illiquid investments, the Series may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Series might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


      Short Sales

      The Series may seek to hedge investments or realize additional gains through short sales. The Series may make short sales, which are transactions in which the Series sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Series must borrow the security to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Series. Until the security is replaced, the Series is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Series also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Series also will incur transaction costs in effecting short sales.

         The Series will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Series may be required to pay in connection with a short sale.

         Whenever the Series engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker connection with the short sale, equals the current market value of the security sold short.


      Short Sales Against The Box

      The Series may make short sales "against the box," i.e., when a security identical to one owned by the Series is borrowed and sold short. If the Series enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Series will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.



                                    A -- 17

      Short Term Instruments

      The Series may hold cash and invest in cash equivalents, such as short-term U.S. Government Securities, commercial paper and bank instruments.


      Swaps and Related Derivative Instruments

      The Series may enter into interest rate swaps, currency swaps and other types of available swap agreements, including swaps on securities, commodities and indices, and related types of derivatives, such as caps, collars and floors. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security or commodity prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate or index, multiplied in each case by a specified amount (the "notional amount"), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the obligations of parties are netted, with only the net amount paid by one party to the other. All swap agreements entered into by the Series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

         Swap agreements are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap agreements may be entered into for hedging or non-hedging purposes and therefore may increase or decrease the Series' exposure to the underlying instrument, rate, asset or index. Swap agreements can take many different forms and are known by a variety of names. The Series is not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with the Series' investment objective and policies.

         For example, the Series may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Series. In such an instance, the Series would agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty would agree to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Series' portfolio, the Series would receive payments under the swap that would offset, in whole or part, such diminution in value. The Series may also enter into swaps to modify its exposure to particular markets or instruments, such as a currency swap between the dollar and another currency which would have the effect of increasing or decreasing the Series' exposure to each such currency. The Series might also enter into a swap on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities, as an alternative to purchasing such securities. Such transactions could be more efficient or less costly in certain instances than an actual purchase or sale of the securities.

      The Series may enter into other related types of over-the-counter derivatives, such as "caps", "floors", "collars" and options on swaps, or "swaptions", for the same types of hedging or non-hedging purposes. Caps and floors are similar to swaps, except that one party pays a fee at the time the transaction is entered into and has no further payment obligations, while the other party is obligated to pay an amount equal to the amount by which a specified fixed or floating rate exceeds or is below another rate (multiplied by a notional amount). Caps and floors, therefore, are also similar to options. A collar is in effect a combination of a cap and a floor, with payments made only within or outside a specified range of prices or rates. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms.



         The Series will maintain liquid and unencumbered assets to cover its current obligations under swap and other over-the-counter derivative transactions. If the Series enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Series receiving or paying, as the case may be, only the net amount of the two payments), the Series will maintain liquid and unencumbered assets with a daily value at least equal to the excess, if any, of the Series' accrued obligations under the swap agreement over the accrued amount the Series is entitled to receive under the agreement. If the Series enters into a swap agreement on other than a net basis, it will maintain liquid and unencumbered assets with a value equal to the full amount of the Series' accrued obligations under the agreement.

         The most significant factor in the performance of swaps, caps, floors and collars is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser is incorrect in its forecasts of such factors, the investment performance of the Series would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Series, the Series must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness would decline, the value of the swap agreement would be likely to decline, potentially resulting in losses.

         If the counterparty defaults, the Series' risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty, but there can be no assurance that it will be able to do so.

         The uses by the Series of Swaps and related derivative instruments also involves the risks described under the caption "Spe-



                                    A -- 18
      cial Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

      Temporary Borrowings

      The Series may borrow money for temporary purposes (e.g., to meet redemption requests or settle outstanding purchases of portfolio securities).


      Temporary Defensive Positions

      During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of the Series may be invested in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.


      Warrants

      The Series may invest in warrants. Warrants are securities that give the Series the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


      "When-issued" Securities

      The Series may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the securities will be delivered to the Series at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. In general, the Series does not pay for such securities until received, and does not start earning interest on the securities until the contractual settlement date. While awaiting delivery of securities purchased on such bases, a Series will identify liquid and unencumbered assets equal to its forward delivery commitment.


      Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions

      Risk of Imperfect Correlation of Hedging Instruments with the Series's
      Portfolio: The Series' ability effectively to hedge all or a portion of its portfolio through transactions in derivatives, including options, Futures Contracts, Options on Futures Contracts, Forward Contracts, swaps and other types of derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Series' portfolio. In the case of derivative instruments based on an index, the portfolio will not duplicate the components of the index, and in the case of derivative instruments on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such derivatives. The use of derivatives for "cross hedging" purposes (such as a transaction in a Forward Contract on one currency to hedge exposure to a different currency) may involve greater correlation risks. Consequently, the Series bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

         If the Series purchases a put option on an index and the index decreases less than the value of the hedged securities, the Series would experience a loss which is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or Futures Contract in which the Series has a position and the portfolio securities the Series is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where the Series enters into transactions in options or futures on narrowly-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Series' portfolio or the intended acquisitions being hedged.


         The trading of derivatives for hedging purposes entails the additional risk of imperfect correlation between movements in the price of the derivative and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the derivatives markets. In this regard, trading by speculators in derivatives has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such instruments.

         The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.


         Further, with respect to options on securities, options on stock indices, options on currencies and Options on Futures Contracts, the Series is subject to the risk of market movements between



                                    A -- 19
      the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Series in connection with such transactions.

         In writing a covered call option on a security, index or futures contract, the Series also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Series covers a call option written on a stock index through segregation of securities, such securities may not match the composition of the index, and the Series may not be fully covered. As a result, the Series could be subject to risk of loss in the event of adverse market movements.

         The writing of options on securities, options on stock indices or Options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of the Series' portfolio. When the Series writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Series will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Series' portfolio holdings or any increase in the cost of the instruments to be acquired.

         Where the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Series will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by writing an option, the Series may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired. In the event of the occurrence of any of the foregoing adverse market events, the Series' overall return may be lower than if it had not engaged in the hedging transactions. Furthermore, the cost of using these techniques may make it economically infeasible for the Series to engage in such transactions.

      Risks of Non-Hedging Transactions: The Series may enter transactions in derivatives for non-hedging purposes as well as hedging purposes. Non-hedging transactions in such instruments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Series will only write covered options, such that liquid and unencumbered assets necessary to satisfy an option exercise will be identified, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Series may not fully protect it against risk of loss and, in any event, the Series could suffer losses on the option position which might not be offset by corresponding portfolio gains. The Series may also enter into futures, Forward Contracts or swaps for non-hedging purposes. For example, the Series may enter into such a transaction as an alternative to purchasing or selling the underlying instrument or to obtain desired exposure to an index or market. In such instances, the Series will be exposed to the same economic risks incurred in purchasing or selling the underlying instrument or instruments. However, transactions in futures, Forward Contracts or swaps may be leveraged, which could expose the Series to greater risk of loss than such purchases or sales. Entering into transactions in derivatives for other than hedging purposes, therefore, could expose the Series to significant risk of loss if the prices, rates or values of the underlying instruments or indices do not move in the direction or to the extent anticipated.

         With respect to the writing of straddles on securities, the Series incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Series with two simultaneous premiums on the same security, but involve additional risk, since the Series may have an option exercised against it regardless of whether the price of the security increases or decreases.

      Risk of a Potential Lack of a Liquid Secondary Market: Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Series will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contract at any specific time. In that event, it may not be possible to close out a position held by the Series, and the Series could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Series has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Series' ability effectively to hedge its portfolio, and could result in trading losses.


         The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have


                                    A -- 20
      in the past moved to the daily limit on a number of consecutive trading days.

         The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


      Margin: Because of low initial margin deposits made upon the establishment of a futures, forward or swap position (certain of which may require no initial margin deposits) and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where the Series enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Series or decreases in the prices of securities or other assets the Series intends to acquire. Where the Series enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Series to greater risk.

      Potential Bankruptcy of a Clearinghouse or Broker: When the Series enters into transactions in exchange-traded futures or options, it is exposed to the risk of the potential bankruptcy of the relevant exchange clearinghouse or the broker through which the Series has effected the transaction. In that event, the Series might not be able to recover amounts deposited as margin, or amounts owed to the Series in connection with its transactions, for an indefinite period of time, and could sustain losses of a portion or all of such amounts, Moreover, the performance guarantee of an exchange clearinghouse generally extends only to its members and the Series could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

      Trading and Position Limits: The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Series.

      Risks of Options on Futures Contracts: The amount of risk the Series assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.


      Risks of Transactions in Foreign Currencies and Over-the-Counter Derivatives and Other Transactions Not Conducted on U.S.
      Exchanges: Transactions in Forward Contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Series. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.


         Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Series makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options market until the following day, thereby making it more difficult for the Series to respond to such events in a timely manner.


         Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.


         Unlike transactions entered into by the Series in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts, over-the-counter options on securities, swaps and other over-the-counter derivatives are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also



                                    A -- 21
      traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of Forward Contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.


         In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Series' position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Series. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Series could be required to retain options purchased or written, or Forward Contracts or swaps entered into, until exercise, expiration or maturity. This in turn could limit the Series' ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

         Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Series will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Series' ability to enter into desired hedging transactions. The Series will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.


         Options on securities, options on stock indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.


         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


      Policies on the Use of Futures and Options on Futures Contracts: In order to assure that the Series will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Series enter into transactions in Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies traded on a CFTC-regulated exchange only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-bona fide hedging purposes, provided that the aggregate initial margin and premiums required to establish such non-bona fide hedging positions does not exceed 5% of the liquidation value of the Series' assets, after taking into account unrealized profits and unrealized losses on any such contracts the Series has entered into, and excluding, in computing such 5%, the in-the-money amount with respect to an option that is in-the-money at the time of purchase.



                                    A -- 22

   APPENDIX B


                          DESCRIPTION OF BOND RATINGS

   The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.


                        Moody's Investors Service, Inc.

   Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

   A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

   Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following:

   1. An application for rating was not received or accepted.

   2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

   3. There is a lack of essential data pertaining to the issue or issuer.

   4. The issue was privately placed, in which case the rating is not published in Moody's publications.

   Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


                      Standard & Poor's Ratings Services

   AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.


                                     B -- 1

   AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

   A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

   BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B: An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

   CC: An obligation rated CC is CURRENTLY HIGHLY VULNERABLE to nonpayment.

   C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

   D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   Plus (+) Or Minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


                                  Fitch IBCA

   AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

   BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

   BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


                                     B -- 2

   B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

   DDD, DD, D: Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50% -- 90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.


                        Duff & Phelps Credit Rating Co.

   AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

   AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

   A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

   BBB+, BBB, BBB-: Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

   BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

   B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

   CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


   DD: Defaulted debt-obligations. Issuer failed to meet scheduled principal and/or interest payments.

   DP: Preferred stock with dividend arrearages.



                                     B -- 3

 APPENDIX C


                            PERFORMANCE QUOTATIONS

   All performance quotations are as of December 31, 1998.





                                                    Average Annual
                                                     Total Returns                    Actual 30-Day
                                       -----------------------------------------    Yield (including       30-Day Yield
               Series                     1 Year      3 Year     Life of Series         Waivers)         (Without Waivers)
------------------------------------   -----------   --------   ----------------   ------------------   ------------------
   Emerging Growth .................      34.16%                      26.55%(1)             --                   --
   Capital Opportunities ...........      26.80%                      26.33%(2)             --                   --
   Research ........................      23.39%                      22.52%(3)             --                   --
   Growth with Income ..............      22.32%                      25.98%(4)             --                   --
   New Discovery ...................            (5)
   Total Return ....................           %                           %(6)             --                   --
   Utilities .......................      18.06%                      25.40%(6)             --                   --
   High Income .....................       0.18%                       8.77%(3)           9.40%                9.09%
   World Governments ...............           %                           %(6)               %                    %
   Emerging Markets Equity .........         --                            %(8)             --                   --
   Bond ............................           %                           %(7)               %                    %
   Limited Maturity ................           %                           %(2)               %                    %
   Money Market ....................       4.91%                       4.69%(5)            N/A                  N/A



     --------------

   The current annualized yield of the Money Market Series for the seven-day period ended December 31, 1998 was 4.99%, and the effective annualized yield of the Money Market Series for such period was 4.59%.

   (1) The Series commenced investment operations on July 24, 1995.
   (2) The Series commenced investment operations on August 14, 1996.
   (3) The Series commenced investment operations on July 26, 1995.
   (4) The Series commenced investment operations on October 9, 1995.
   (5) The Series commenced investment operations on May 1, 1998.
   (6) The Series commenced investment operations on January 3, 1995.
   (7)
   (8)



                                     C -- 1

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

DISTRIBUTOR

MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000


CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606

MAILING ADDRESS:
P.O. Box 2281, Boston, MA 02107-9906

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110






























MFS[RegTM] Variable Insurance Trust

[LOGO]  M F S (R)
        INVESTMENT MANAGEMENT
        We invented the mutual fund(R)


500 Boylston Street, Boston, MA 02116                             MSG-16-11/98

                         MFS(R) VARIABLE INSURANCE TRUST


                          MFS(R) Emerging Growth Series
                               MFS(R) Value Series
                             MFS(R) Research Series
                        MFS(R) Growth With Income Series
                           MFS(R) New Discovery Series
                              MFS(R) Growth Series
                           MFS(R) Total Return Series
                             MFS(R) Utilities Series
                            MFS(R) High Income Series
                         MFS(R) World Governments Series
              MFS/Foreign & Colonial Emerging Markets Equity Series
                               MFS(R) Bond Series
                         MFS(R) Limited Maturity Series
                           MFS(R) Money Market Series


                                     PART C



Item 23. Financial Statements and Exhibits

          All  Series (except MFS Growth Series)

          (a)  Financial Statements Included in Parts A and B:


               Included in Part A of this Registration Statement: Financial
                    Highlights for:


                    the MFS Emerging Growth Series for the period from commencement of investment operations on July 24, 1995 to December 31, 1998;

                    the MFS Value Series and the MFS Limited Maturity Series for the period from commencement of investment operations on August 14, 1996 to December 31, 1998;

                    the MFS Research Series and the MFS High Income Series for the period from commencement of investment operations on July 26, 1995 to December 31, 1998;

                    the MFS Total Return Series, the MFS Utilities Series and the MFS Money Market Series for the period from commencement of investment operations on January 3, 1995 to December 31, 1998;

                    the MFS Growth With Income Series for the period from commencement of investment operations on October 9, 1995 to December 31, 1998;

                    the MFS World Governments Series for the period from commencement of investment operations on June 14, 1994 to December 31, 1998;

                    the MFS Bond Series for the period from commencement of investment operations on October 24, 1995 to December 31, 1998;

                    the MFS/Foreign & Colonial Emerging Markets Equity Series for the period from commencement of operations on October 16, 1997 to December 31, 1998; and

                    the MFS New Discovery Series for the period from commencement of operations on May 1, 1998 to December 31, 1998.


          Included in Part B of this Registration Statement:


               At December 31, 1998:


                    Portfolio of Investments*
                    Statement of Assets and Liabilities*


               For the year ended December 31, 1998:
                    Statement of Operations*

               For the two years in the period ended December 31, 1998:


                    Statement of Changes in Net Assets*


                    Statement of Operations* and Statement of Changes in Net Assets* for the MFS New Discovery Series are for the period ended December 31, 1998 and Statement of Changes in Net Assets for MFS/Foreign & Colonial Emerging Markets Equity Series is for the period from commencement of operations on October 16, 1997 to December 31, 1998.


     ------------------------
     * Incorporated by reference to the Annual Reports to Shareholders of the Series, each dated December 31, 1998, filed with the SEC via EDGAR on or before March 1, 1999.


          (b)  Exhibits

               1    (a) Declaration of Trust, dated January 28, 1994. (3)

                    (b) Amendment to Declaration of Trust - Designation of Series of Shares dated January 31, 1994. (3)

                    (c) Amendment to Declaration of Trust - Redesignation of Series, dated June 1, 1995. (3)

                    (d) Amendment to Declaration of Trust - Redesignation of Series, dated April 25, 1996. (4)

                    (e) Certificate of Amendment to Declaration of Trust - Redesignation of Series. (9)


                    (f) Amendment to Declaration of Trust - Designation of MFS New Discovery Series dated February 26, 1998. (10)

                    (g) Form of Amendment to Declaration of Trust Designation of MFS Growth Series; filed herewith.


               2    By-Laws, dated January 28, 1994. (3)

               3    Not Applicable.


               4    (a)  Investment Advisory Agreement by and between Registrant and Massachusetts Financial Services Company, dated
                         April 14, 1994 as amended and restated on October 15, 1997. (10)

                    (b) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd., dated October 16, 1997. (10)

                    (c) Sub-Advisory Agreement by and between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited, dated October 16, 1997. (10)

                    (d) Form of Investment Advisory Agreement between the Registrant and Massachusetts Financial Services Company on behalf of MFS New Discovery Series. (10)

                    (e) Form of Investment Advisory Agreement between the Registrant and Massachusetts Financial Services Company on behalf of MFS Growth Series; filed herewith.

               5 Distribution Agreement between Registrant and Massachusetts Investors Services, Inc., dated April 14, 1994. (3)

               6    Not Applicable.

               7 Form of Custodian Agreement between Registrant and Investors Bank & Trust Company. (9)

               8    (a)  Shareholder Servicing Agent Agreement between
                         Registrant and MFS Service Center, dated April 14,
                         1994. (3)


                    (b) Dividend Disbursing Agency Agreement between Registrant and State Street Bank and Trust, dated April 14, 1994.
                         (3)

                    (c) Loan Agreement among MFS Borrowers and The First National Bank of Boston, dated as of February 21, 1995
                         (2)


                    (d) Third Amendment dated February 14, 1997 to Loan Agreement dated February 21, 1995 by and among the Banks named therein and The First National Bank of Boston. (5)

                    (e) Master Administrative Services Agreement, dated March 1, 1997, as amended. (7).

               9    Opinion and Consent of Counsel, dated April 29, 1998. (9)

               10   Consent of Deloitte & Touche LLP. (9)

               11   Not Applicable.

               12   Investment Representation Letter. (3)

               13   Not Applicable.

               14 Financial Data Schedules for each operational Series of the Trust for the year ended December 31, 1997. (9)

               15   Not Applicable.

                    Power of Attorney dated August 12, 1994.  (3)

                    Power of Attorney dated February 19, 1998.  (6)


----------------------------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.

(2) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed with the SEC via EDGAR on October 26, 1995.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the SEC via EDGAR on May 30, 1996.

(5) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.


(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the SEC via EDGAR on February 27, 1998.

(7) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on March 30, 1998.


(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the SEC via EDGAR on October 1, 1997.


(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the SEC via EDGAR on April 27, 1998.


Item 24. Persons Controlled by or under Common Control with Registrant


     Not  applicable.

Item 25. Indemnification


          Reference is hereby made to (a) Section 5.3 of the Registrant's Declaration of Trust; and (b) Section 9 of the Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor will be insured as of the effective date of this Registration Statement under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


Item 26. Business and Other Connections of Investment Adviser

          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has five series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Intermediate Investment Grade Bond
Fund), MFS Series Trust X (which has seven series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS

Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has ten series) and MFS Variable Insurance Trust ("MVI") (which has thirteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

          MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS

Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

          MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          Massachusetts Investment Management Co., Ltd. (MIMCO), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          MIMCO

          Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

          MFS

          The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President and Secretary, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

          Massachusetts Investors Trust
          Massachusetts Investors Growth Stock Fund
          MFS Growth Opportunities Fund
          MFS Government Securities Fund
          MFS Series Trust I
          MFS Series Trust V
          MFS Series Trust VI
          MFS Series Trust X
          MFS Government Limited Maturity Fund

          Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

          MFS Series Trust II

          Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Government Markets Income Trust
          MFS Intermediate Income Trust

          Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust III

          James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M.

Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust IV
          MFS Series Trust IX

         Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust VII

         Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust VIII

          Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Municipal Series Trust

          Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Variable Insurance Trust
          MFS Series Trust XI
          MFS Institutional Trust

          Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Municipal Income Trust

          Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Multimarket Income Trust
          MFS Charter Income Trust

          Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Special Value Trust

          Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS/Sun Life Series Trust

          John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          Money Market Variable Account
          High Yield Variable Account
          Capital Appreciation Variable Account
          Government Securities Variable Account
          Total Return Variable Account
          World Governments Variable Account
          Managed Sectors Variable Account

          John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

          MIL Funds

          Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Meridian Funds

          Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

          Vertex

          Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIL

          Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFSI - Australia

          Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS Holdings - Australia

          Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFD

          Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          MFSC

          Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director,

Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          Thomas J. Cashman, Jr., Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart      President and a Director, Sun Life Assurance
                                 Company of Canada, Sun Life Centre, 150
                                 King Street West, Toronto, Ontario,
                                 Canada (Mr. Stewart is also an officer
                                 and/or Director of various subsidiaries and affiliates of Sun Life)

          John D. McNeil         Chairman, Sun Life Assurance Company of
                                 Canada, Sun Life Centre, 150 King Street
                                 West, Toronto, Ontario, Canada (Mr.
                                 McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                 Life)

          Joseph W. Dello Russo  Director of Mutual Fund Operations, The
                                 Boston Company, Exchange Place, Boston,
                                 Massachusetts (until August, 1994)

Item 27. Distributors

          (a) Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c) Not applicable.


Item 28. Location of Accounts and Records


          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                   NAME                                ADDRESS

          Massachusetts Financial Services          500 Boylston Street
          Company (investment adviser)              Boston, MA  02116

          MFS Fund Distributors, Inc.               500 Boylston Street
          (distributor)                             Boston, MA  02116

          Investors Bank & Trust                    89 South Street
          Company (custodian)                       Boston, MA  02111

          MFS Service Center, Inc.                  500 Boylston Street
          (transfer agent)                          Boston, MA  02116

          The Registrant's corporate documents are kept by the Registrant at its offices. Portfolio brokerage orders, other purchase orders, reasons for brokerage allocation and lists of persons authorized to transact business for the Registrant are kept by Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116. Shareholder account records are kept by MFS Service Center, Inc. at 500 Boylston Street, Boston, Massachusetts 02116. Transaction journals, receipts for the acceptance and delivery of securities and cash, ledgers and trial balances are kept by Investors Bank & Trust Company, 89 South Street, Boston, MA 02111.


Item 29. Management Services


          Not applicable.



Item 30. Undertakings


          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of February, 1999.

                                   MFS VARIABLE INSURANCE TRUST


                                   By:     JAMES R. BORDEWICK, JR.
                                         ---------------------------------
                                   Name:   James R. Bordewick, Jr.
                                   Title:  Assistant Secretary


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February 8, 1999.

        SIGNATURE                                        TITLE
        ---------                                        -----
JEFFREY L. SHAMES*                              Chairman, President (Principal
-----------------------------                   Executive Officer) and Trustee
Jeffrey L. Shames

W. THOMAS LONDON*                               Treasurer (Principal Financial Officer
-----------------------------                   and Principal Accounting Officer)
W. Thomas London

WILLIAM R. GUTOW*                               Trustee
-----------------------------
William R. Gutow


NELSON J. DARLING, JR.*                         Trustee
-----------------------------
Nelson J. Darling, Jr.

                                  *By:     JAMES R. BORDEWICK, JR.
                                         -----------------------------
                                   Name:  James R. Bordewick, Jr.
                                   as Attorney-in-fact

                                   Executed by James R.
                                   Bordewick, Jr. on behalf of
                                   those indicated pursuant to
                                   (i) a Power of Attorney
                                   dated August 12, 1994,
                                   incorporated by reference
                                   to the Registrant's
                                   Post-Effective Amendment
                                   No. 4 filed electronically
                                   with the Securities and
                                   Exchange Commission on
                                   October 26, 1995; and (ii)
                                   a Power of Attorney dated
                                   February 19, 1998,
                                   incorporated by reference
                                   to the Registrant's
                                   Post-Effective Amendment
                                   No. 10 filed electronically
                                   with the Securities and
                                   Exchange Commission on
                                   February 27, 1998.







                                INDEX TO EXHIBITS

EXHIBIT NO.               DESCRIPTION OF EXHIBIT                  PAGE NO.

    1(g)           Form of Amendment to Declaration of Trust
                   - Designation of MFS Growth Series.

    4(e)           Form of Investment Advisory Agreement
                   between the Registrant and Massachusetts
                   Financial Services Company on behalf of MFS
                   Growth Series.